File No. 811-5017

File No. 33-11466

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 53

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards,

6300 Lamar Avenue,

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 23, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended December 31, 2009 was filed on March 23, 2010.

Prospectus

IVY FUNDS VARIABLE

INSURANCE PORTFOLIOS

August 23, 2010

FIXED INCOME PORTFOLIOS

Ivy Funds VIP Global Bond

Ivy Funds VIP Limited-Term Bond

Ivy Funds Variable Insurance Portfolios (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-six separate portfolios, each with separate objectives and investment policies. This Prospectus offers two portfolios of the Trust, Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond (each, a Portfolio, and collectively, the Portfolios).

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

1

2

Ivy Funds VIP Global Bond

Objectives

To seek, as a primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.19%
Total Annual Portfolio Operating Expenses	1.07%

[1]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year; actual expenses may vary.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$109	$340

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio is newly operational, and its portfolio turnover rate during its most recent fiscal year is not available.

Principal Investment Strategies

Ivy Funds VIP Global Bond seeks to achieve its objectives by investing in a diversified portfolio of debt securities of foreign and U.S. issuers. During normal market conditions, the Portfolio invests at least 80% of its net assets in bonds. For this purpose, “bonds” means any debt security with an initial maturity greater than one year. The Portfolio invests primarily in issuers of countries that are members of the Organisation of Economic Co-Operation and Development, the OECD. The Portfolio also may invest in issuers located in emerging markets, such as Brazil, Russia, India and China. The Portfolio may invest in securities issued by foreign or U.S. governments and in securities issued by foreign or U.S. companies of any size. The Portfolio may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in bonds of any maturity.

Although the Portfolio invests primarily in investment grade securities, it may invest up to 35% of its total assets in non-investment grade bonds, commonly called junk bonds, that include bonds rated BB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. The Portfolio may invest in junk bonds of foreign issuers within emerging markets, and it will only invest in junk bonds if WRIMCO deems the risks to be consistent with the Portfolio’s objectives. The Portfolio also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital growth.

WRIMCO may look at a number of factors in selecting securities for the Portfolio’s holdings including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

3

Generally, in determining whether to sell a debt security, WRIMCO continues to analyze the factors considered for buying the security. WRIMCO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. WRIMCO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so.

•

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting its assets in securities with lower yields, which may cause a decline in its income.

•

Small Company Risk. Fixed income securities of small capitalization issuers/companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such issuers’/companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger issuers/companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization issuers/companies at the desired time.

Performance

The Portfolio has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Managers

Daniel J. Vrabac, Senior Vice President of WRIMCO, and Mark G. Beischel, Senior Vice President of WRIMCO, have managed the Portfolio since its inception in August 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

4

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

5

Ivy Funds VIP Limited-Term Bond

Objective

To seek to provide a high level of current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.16%
Total Annual Portfolio Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement [2]	0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%

[1]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]

Through August 31, 2011, Waddell & Reed, Inc. (Waddell & Reed), the Portfolio’s principal underwriter, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s accounting servicing agent, have contractually agreed to reimburse sufficient 12b-1 and/or accounting servicing fees to cap the expenses for the Portfolio shares at 0.76%. Prior to that date, the expense limitation may not be terminated by Waddell & Reed, WISC or the Portfolio’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$78	$243

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio is newly operational, and its portfolio turnover rate during its most recent fiscal year is not available.

Principal Investment Strategies

Ivy Funds VIP Limited-Term Bond seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Portfolio may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Portfolio seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal market conditions, the Portfolio invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Portfolio seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Portfolio primarily invests in large-cap companies, it may invest in companies of any size.

Investment grade debt securities include bonds rated BBB or higher by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality.

WRIMCO may look at a number of factors in selecting securities for the Portfolio’s holdings, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation.

Within a sector, WRIMCO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

6

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. WRIMCO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Portfolio’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•	Large Company Risk. A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so.

•

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

•

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting its assets in securities with lower yields, which may cause a decline in its income.

•

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The Portfolio has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since its inception in August 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

7

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

8

More about the Portfolios

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Funds VIP Global Bond: The Portfolio seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth when consistent with its primary objective, by investing primarily in a diversified portfolio of debt securities issued by U.S. and foreign issuers, including government-issued securities. There is no guarantee, however, that the Portfolio will achieve its objectives.

During normal market conditions, the Portfolio invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. The Portfolio also may invest in securities of issuers determined by WRIMCO to be in developing or emerging market countries. The Portfolio may invest up to 100% of its total assets in non-U.S. dollar-denominated securities.

Bonds may be of any maturity (for this purpose, “bonds” means any debt security with an initial maturity greater than one year) and are typically of investment grade. The Portfolio, however, may invest up to 35% of its total assets in non-investment grade bonds, typically of foreign issuers located in emerging markets, or unrated securities determined by WRIMCO to be of comparable quality. Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.

Non-Principal Investment Strategies: The Portfolio primarily owns debt securities; however, the Portfolio also may own, to a lesser extent, preferred stocks, common stocks and convertible securities. The Portfolio may purchase shares of other investment companies subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Portfolio also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly, although the Portfolio may also invest separately in physical commodities.

WRIMCO may, when consistent with the Portfolio’s investment objectives, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps, and interest rate swaps (collectively, commonly known as “derivatives”). WRIMCO may use derivatives to hedge various instruments, for risk management purposes or to seek to increase investment income or gain in the Portfolio or to invest in a position not otherwise readily available, or for purposes of seeking to mitigate the impact of rising interest rates. With credit default swaps, the Portfolio may either sell or buy credit protection under these contracts.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in the Portfolio’s holdings:

•	shorten the average maturity of the Portfolio’s debt holdings

•	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP Global Bond is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Emerging Market Risk

•	Foreign Securities Risk

•	Interest Rate Risk

•	Low-rated Securities Risk

•	Management Risk

•	Market Risk

•	Reinvestment Risk

•	Small Company Risk

9

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Global Bond may be subject to other non-principal risks, including the following:

•	Commodities Risk

•	Derivatives Risk

•	Foreign Currency Risk

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

•	Investment Company Securities Risk

•	Liquidity Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Limited-Term Bond: The Portfolio seeks to achieve its objective of providing a high level of current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including CMOs and other asset-backed securities. The Portfolio seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Portfolio will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Portfolio may invest up to 10% of its total assets in non-investment grade debt securities. The Portfolio may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Portfolio’s assets, including any one or more of the following:

•	shorten the average maturity of the Portfolio’s investments

•	increase its holdings in short-term investments, cash or cash equivalents

•	invest up to all of the Portfolio’s assets in U.S. Treasury securities

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Limited-Term Bond is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Interest Rate Risk

•	Large Company Risk

•	Management Risk

•	Market Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

•	Reinvestment Risk

•	U.S. Government Securities Risk

10

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Limited-Term Bond may be subject to other non-principal risks, including the following:

•	Extension Risk

•	Low-rated Securities Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees (Board) without a vote of the Portfolio’s shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio’s investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio’s authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio’s market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO may invest a portion of the Portfolio’s assets in cash or cash equivalents if WRIMCO is unable to identify and acquire a sufficient number of securities that meet WRIMCO’s selection criteria for implementing the Portfolio’s investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio’s permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust’s Form N-Q. This form may be obtained in the following ways:

•	On the SEC’s website at http://www.sec.gov

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

•	On Waddell & Reed’s website at www.waddell.com

Defining Risks

Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

11

Credit Risk – An issuer of a debt security (including a mortgage-backed security) or a real estate investment trust (REIT) that is the issuer of a security in which the Portfolio invests may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on WRIMCO’s analysis of credit risk more heavily than usual.

Derivatives Risk – A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate effectively with the overall securities markets or with the underlying security, index, asset or rate from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO as to certain movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (OTC) options, swaps, and forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission or the SEC. Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Portfolio will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Portfolio would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Portfolio bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Portfolio. A Portfolio will enter into transactions in derivative instruments only with counterparties that WRIMCO reasonably believes are capable of performing under the contract.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio’s investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk – Rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

12

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of WRIMCO as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio’s holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. A Portfolio may experience a decline in its income due to falling interest rates.

In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio’s duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk – As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio’s purchases of shares of such ETFs are subject to the Portfolio’s investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF’s portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

13

Large Company Risk – A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio’s returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Management Risk – WRIMCO applies a Portfolio’s investment strategies and selects securities for the Portfolio in seeking to achieve the Portfolio’s investment objective(s). Securities selected by the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Portfolio. In general, investment decisions made by WRIMCO may not produce the anticipated returns, may cause the Portfolio’s shares to lose value or may cause the Portfolio to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Portfolio.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk – Mortgage-backed and asset-backed securities are subject to reinvestment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and a Portfolio may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio, as a holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Reinvestment Risk – Income from a Portfolio’s debt securities may decline if the Portfolio invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Portfolio’s portfolio. For example, debt securities with high relative interest rates may be paid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause payments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio’s investment income.

Small Company Risk – Equity and fixed income securities of small capitalization are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

U.S. Government Securities Risk – Treasury obligations and certain other U.S. government securities, such as those issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government and generally are regarded to have negligible credit risk. Other securities that are issued or guaranteed by Federal agencies or authorities or by U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the U.S. government.

14

The Management of the Portfolios

PORTFOLIO MANAGEMENT

The Portfolios are managed by WRIMCO, subject to the authority of the Trust’s Board. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio’s investments. WRIMCO and/or its predecessors have served as investment manager to the Portfolios since their inception and to each of the other portfolios within the Trust and each of the registered investment companies within Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. WRIMCO had approximately $33.6 billion in assets under management as of December 31, 2009.

Ivy Funds VIP Global Bond: Daniel J. Vrabac and Mark G. Beischel are primarily responsible for the day-to-day management of Ivy Funds VIP Global Bond, and each has held his Portfolio responsibilities since the inception of the Portfolio in August 2010. Mr. Vrabac is Senior Vice President of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WRIMCO, Vice President of the Trust and Vice President of other investment companies for which IICO and WRIMCO serve as investment manager. Mr. Vrabac has been an employee of WRIMCO since 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis on Investments and Finance from Indiana University.

Mr. Beischel is Senior Vice President of WRIMCO and IICO and Vice President of the Trust, and Vice President of other investment companies for which IICO and WRIMCO serve as investment manager. Mr. Beischel has served as assistant portfolio manager for investment companies managed by WRIMCO since 2000, and has been an employee of such since 1998. He earned a BA degree in Business Management from the University of Wisconsin at Eau Claire, and an MBA with emphasis in finance from the University of Denver. Mr. Beischel is a Chartered Financial Analyst.

Ivy Funds VIP Limited-Term Bond: Mark Otterstrom is primarily responsible for the day-to-day management of Ivy Funds VIP Limited-Term Bond, and has held his Portfolio responsibilities since the inception of the Portfolio in August 2010. Mr. Otterstrom is Senior Vice President of WRIMCO and IICO and Vice President of the Trust. He has served as portfolio manager for other investment companies managed by IICO or WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities, is included in the SAI.

Other members of WRIMCO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

MANAGEMENT AND OTHER FEES

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

•

Ivy Funds VIP Global Bond: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion

•

Ivy Funds VIP Limited-Term Bond: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond have not completed a fiscal year of operations and therefore, management fees are not available for the most recent fiscal year end.

A discussion regarding the basis of approval by the Board of the advisory contract of Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond will be available in the Trust’s Annual Report to Shareholders dated December 31, 2010.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each of Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust’s principal underwriter, in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio’s assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

15

REGULATORY MATTERS

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds’ Board of Trustees and shareholders regarding the market timing activity and W&R’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Affected Funds’ Disinterested Trustees to review and consult regarding the Affected Funds’ investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds’ Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds’ and WRIMCO’s compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, required W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and for which the distribution methodology is acceptable to the Affected Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*	In the “Regulatory Matters” section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

16

Buying and Selling Portfolio Shares

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to the separate accounts of Participating Insurance Companies (Variable Accounts) to fund benefits payable under the Policies under the Trust’s “Mixed and Shared” Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio is known as “mixed funding.” Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with your Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the Variable Account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts to fund benefits of their Policies. Nevertheless, as a condition of the Order, the Trust’s Board will monitor events in order to identify any material irreconcilable conflicts that may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio’s shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio’s NAV:

•

The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

•

Stocks that are traded over-the-counter are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

•

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.

•	Short-term debt securities are valued at amortized cost, which approximates market value.

•	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

•	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, Ivy Funds VIP Global Bond may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of the Portfolio’s shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio’s shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust’s Board. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

17

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuations.

WRIMCO has retained a third-party pricing service (the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company, each Portfolio’s transfer agent, doing business as WI Services Company (WISC), in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolio’s Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

SELLING SHARES

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. The value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Portfolio’s investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to any Participating Insurance Company upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

•	the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

•	the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

•	the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust

•	applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and by instruction to the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WISC and/or Waddell & Reed, thereby indirectly affecting the Portfolio’s shareholders.

18

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Board has adopted a market timing policy and has approved the procedures of WISC, the Portfolios’ transfer agent, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WISC typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the frequency, size and/or timing of the investor’s transactions in Portfolio shares. If WISC identifies what it believes to be market timing activities, WISC and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio’s market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Portfolios’ and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Portfolios’ market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WISC and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WISC make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio’s market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner’s ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

•	Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or

•	broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from W&R’s own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios’ assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals.

The recipients of such incentives may include:

•	financial advisors affiliated with W&R;

•	broker-dealers and other financial intermediaries that sell such Policies and

•	insurance companies that include shares of the Portfolios as underlying investment options.

19

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or its employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO is prohibited from considering a broker-dealer’s sale of any of the Portfolios’ shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO’s selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes

Distributions

Each Portfolio distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. Usually, a Portfolio distributes net investment income at the following times:

Declared and paid annually in May:

Net investment income from each of the Portfolios and net realized long-term and/or short-term capital gains from each of the Portfolios.

Dividends are paid by each Portfolio in additional full and fractional shares of the distributing Portfolio.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio.

Taxes

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts, will then be able to use a “look-through” rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WISC monitors each Portfolio’s compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios’ shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

20

Appendix A

Prior Performance of Related Funds

Waddell & Reed Advisors Global Bond Fund

Ivy Funds VIP Global Bond is new, so its performance information is not included in this Prospectus. However, Ivy Funds VIP Global Bond is modeled after Waddell & Reed Advisors Global Bond Fund, a fund that is also managed by WRIMCO, and is deemed to be a related fund (Related Fund). There may be differences between these funds, including portfolio holdings, expenses, asset sizes, cash flows, as well as additional charges and expenses associated with owning a Policy. These differences will cause the performance of the Related Fund to differ from that of Ivy Funds VIP Global Bond. However, Ivy Funds VIP Global Bond and the Related Fund are substantially similar, since the investment objectives, strategies and policies of Ivy Funds VIP Global Bond are substantially the same as those of the Related Fund. The portfolio managers for Ivy Funds VIP Global Bond are also the portfolio managers for the Related Fund.

The chart and table below provide information regarding the performance of Class Y of the Related Fund, not of Ivy Funds VIP Global Bond, by showing changes in its performance from year to year and by showing how its average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The performance of the Related Fund is historical and does not guarantee future performance of Ivy Funds VIP Global Bond. The performance of Ivy Funds VIP Global Bond may be better or worse than that of the Related Fund.

The bar chart presents the annual total returns for Class Y shares of the Related Fund and shows how performance has varied from year to year over the past ten calendar years.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Related Fund’s past performance does not necessarily indicate how it (or Ivy Funds VIP Global Bond) will perform in the future.

Performance has not been restated to reflect the estimated annual operating expenses of the Related Fund. If those expenses were reflected, performance of Class Y of the Related Fund would differ.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.61% (the second quarter of 2009) and the lowest quarterly return was -5.07% (the third quarter of 2008). The Class Y return for the year through June 30, 2010 was 2.82%.

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	17.19%	6.13%	5.44%
Indexes
Barclays Capital U.S. Dollar-Denominated Universal Index (Reflects no deduction for fees, expenses or taxes.)	8.59%	5.02%	6.44%
Lipper Global Income Funds Universe Average (Net of fees and expenses.)	15.21%	4.10%	6.18%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

21

Ivy Limited-Term Bond Fund

Ivy Funds VIP Limited-Term Bond is new, so its performance information is not included in this Prospectus. However, Ivy Funds VIP Limited-Term Bond is modeled after Ivy Limited-Term Bond Fund, a fund that is managed by IICO, an affiliate of WRIMCO, and is deemed to be a related fund (Related Fund). There may be differences between these funds, including portfolio holdings, expenses, asset sizes, cash flows, as well as additional charges and expenses associated with owning a Policy. These differences will cause the performance of the Related Fund to differ from that of Ivy Funds VIP Limited-Term Bond. However, Ivy Funds VIP Limited-Term Bond and the Related Fund are substantially similar, since the investment objectives, strategies and policies of Ivy Funds VIP Limited-Term Bond are substantially the same as those of the Related Fund. The portfolio managers for Ivy Funds VIP Limited-Term Bond are also the portfolio managers for the Related Fund.

The chart and table below provide information regarding the performance of Class Y of the Related Fund, not of Ivy Funds VIP Limited-Term Bond, by showing changes in its performance from year to year and by showing how its average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The performance of the Related Fund is historical and does not guarantee future performance of Ivy Funds VIP Limited-Term Bond. The performance of Ivy Funds VIP Limited-Term Bond may be better or worse than that of the Related Fund.

The bar chart presents the annual total returns for Class Y shares of the Related Fund and shows how performance has varied from year to year over the past ten calendar years.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Related Fund’s past performance does not necessarily indicate how it (or Ivy Funds VIP Limited-Term Bond) will perform in the future.

Performance has not been restated to reflect the estimated annual operating expenses of the Related Fund. If those expenses were reflected, performance of Class Y of the Related Fund would differ.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.54% (the fourth quarter of 2008) and the lowest quarterly return was -1.60% (the second quarter of 2004). The Class Y return for the year through June 30, 2010 was 2.81%.

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	6.02%	4.85%	5.03%
Indexes
Citigroup 1-5 yrs Treasury/Government Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.62%	4.57%	5.42%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	11.84%	3.70%	5.02%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

22

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian

UMB Bank, n. a.

928 Grand Boulevard

Kansas City, Missouri 64106

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

Investment Manager

Waddell & Reed Investment Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Underwriter

Waddell & Reed, Inc.

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Our INTERNET address is:

http://www.waddell.com

23

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

You can get more information about the Portfolios in —

•

the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

•

the Annual and Semiannual Reports to Shareholders, which detail each Portfolio’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the year covered by the report.

To request a copy of the current SAI or, when available, copies of the Portfolios’ most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested via email at request@waddell.com. Additionally, the Prospectus, SAI and, when available, Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and, when available, most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549-1520. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

WADDELL & REED, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

The Trust’s SEC file number is: 811-5017.

24

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Bond

Ivy Funds VIP Core Equity

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Energy

Ivy Funds VIP Global Bond

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Growth

Ivy Funds VIP High Income

Ivy Funds VIP International Core Equity

Ivy Funds VIP International Growth

Ivy Funds VIP Limited-Term Bond

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Money Market

Ivy Funds VIP Real Estate Securities

Ivy Funds VIP Science and Technology

Ivy Funds VIP Small Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

Ivy Funds VIP Pathfinder Aggressive

Ivy Funds VIP Pathfinder Moderately Aggressive

Ivy Funds VIP Pathfinder Moderate

Ivy Funds VIP Pathfinder Moderately Conservative

Ivy Funds VIP Pathfinder Conservative

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

April 30, 2010

as supplemented May 28, 2010 and updated August 23, 2010

STATEMENT OF ADDITIONAL INFORMATION

Ivy Funds Variable Insurance Portfolios (Trust) is an open-end management investment company that currently consists of 26 separate series (each, a Portfolio, and, collectively, the Portfolios), which are listed above. This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for the Trust dated April 30, 2010 and the prospectus for each of Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond dated August 23, 2010, as applicable (Prospectus), which may be obtained, without charge, upon request, from the Trust or its underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

This SAI incorporates by reference information that appears in the Portfolios’ Annual Reports, which are delivered to all current shareholders. To obtain a copy of the Portfolios’ most recent Annual and/or Semiannual Reports, without charge, contact the Trust or Waddell & Reed at the address and telephone number above. Copies of the Annual and/or Semiannual Reports may also be requested via email at request@waddell.com and are available at www.waddell.com.

TRUST HISTORY

Ivy Funds Variable Insurance Portfolios was organized as a Delaware statutory trust on January 15, 2009, and is the successor to Ivy Funds Variable Insurance Portfolios, Inc., a Maryland corporation organized on December 2, 1986 (Corporation), pursuant to a reorganization on April 30, 2009. Each Portfolio is a series of the Trust and the successor to the corresponding series of the Corporation. On July 31, 2008, the Corporation changed its name from W&R Target Funds, Inc. The name of each Portfolio begins with “Ivy Funds VIP,” for example, Ivy Funds VIP Asset Strategy. Prior to July 31, 2008, the name of each Portfolio ended with “Portfolio,” for example, Asset Strategy Portfolio. Prior to July 31, 2008, Ivy Funds VIP International Growth was known as International Growth Portfolio, and prior to December 1, 2004, it was known as International II Portfolio. Prior to July 31, 2008, Ivy Funds VIP Dividend Opportunities was known as Dividend Income Portfolio. Prior to April 30, 2010, Ivy Funds VIP International Core Equity was known as Ivy Funds VIP International Value.

THE PORTFOLIOS, THEIR INVESTMENTS, RELATED RISKS AND RESTRICTIONS

Each Portfolio is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified objective. Each Portfolio has its own objective(s) and investment policies. The Trust sells its shares only to the separate accounts of certain select insurance companies (Participating Insurance Companies) to fund certain variable life insurance policies and variable annuity contracts (Policies).

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Trust’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), or a Portfolio’s subadvisor, if applicable (as applicable, Investment Manager), may employ and the types of instruments in which a Portfolio may invest, in pursuit of the Portfolio’s objective(s). A summary of the risks associated with instrument types and investment practices is included as well.

The Investment Manager might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Portfolio’s investment policies and restrictions. The Investment Manager buys an instrument or uses a technique only if it believes that doing so will help a Portfolio achieve its objective(s). See Investment Restrictions for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Events

Events in the financial sector during the past few years have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Both U.S. and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. The U.S. government has taken numerous steps to alleviate certain of these market conditions. However, there is no assurance that such actions will be successful in the near or long term.

In addition to the turbulence in financial markets, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Portfolio.

Ivy Funds VIP Pathfinder Portfolios

Each of Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative (each, a Pathfinder Portfolio) is a fund of funds. Each invests primarily in a combination of other Portfolios that are not Pathfinder Portfolios (Underlying Funds), as described in the Prospectus.

Other Direct Investments of the Pathfinder Portfolios

Each Pathfinder Portfolio may invest directly in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal circumstances, each Pathfinder Portfolio anticipates investments in these securities and instruments to be minimal.

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Asset Strategy allocates its assets among investments in one or more of the following classes: stocks, bonds, and short-term instruments of issuers located throughout the world. WRIMCO may allocate the Portfolio’s investments among these types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.

“Stocks” include U.S. and foreign equity securities of all types (other than adjustable-rate preferred stocks, which are included in the bond class). WRIMCO seeks to maximize total return within this investment class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that WRIMCO believes to have superior growth potential and/or value potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

“Bonds” include all varieties of U.S. and foreign fixed-income securities with remaining maturities greater than one year. WRIMCO seeks to maximize total return within the bond class by adjusting the Portfolio’s investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, U.S. and foreign government and government agency securities, zero coupon securities, and other intermediate and long-term securities. WRIMCO intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

“Short-term instruments” include all types of U.S. and foreign securities and money market instruments with remaining maturities of one year or less. WRIMCO seeks to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include: corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security in which the Portfolio may invest; and other similar short-term instruments.

Any of the securities in which the Portfolio invests may be denominated in U.S. dollars or in a foreign currency.

In making asset allocation decisions, WRIMCO typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns. As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal circumstances. WRIMCO will typically increase the Portfolio’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio may also invest in derivative instruments for both defensive and speculative purposes. WRIMCO may invest up to 25% of the Portfolio’s total assets in precious metals, subject to the Portfolio’s limit on illiquid investments.

Ivy Funds VIP High Income

Ivy Funds VIP High Income may invest in certain high-yield, high-risk, non-investment grade debt securities, or junk bonds, which include bonds rated BB or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Investment Manager to be of comparable quality. The market for such securities may differ from that for investment grade debt securities. See the discussion below for information about the risks associated with non-investment grade debt securities. See Appendix A to this SAI for a description of bond ratings.

Ivy Funds VIP Money Market

Ivy Funds VIP Money Market may only invest in the money market obligations and instruments listed below. In addition, as a money market fund that uses the amortized cost method of valuing its portfolio securities, the Portfolio must comply with Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). Under Rule 2a-7, investments are limited to those that are U.S. dollar-denominated and that are rated in one of the two highest rating categories by the required number of requisite nationally recognized statistical rating organizations (NRSROs) (an NRSRO is a “requisite NRSRO” if designated as such by the Trust’s Board of Trustees (Board)) or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except U.S. government securities) to no more than 5% of the Portfolio’s total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 3% of the Portfolio’s total assets, with investment in such securities of any one issuer (except U.S. government securities) being limited to 0.5% of the Portfolio’s total assets. In accordance with Rule 2a-7, the Portfolio may invest in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSRO(s) (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

(1) U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers’ acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation.

A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Floating Rate Securities and Variable Rate Master Demand Notes: Commercial paper rated in one of the two highest categories by the required number of requisite NRSRO(s) or, if not rated, of comparable quality and issued by a corporation in whose debt obligations the Portfolio may invest (see 4 below). See Appendix A for a description of some of these ratings. A floating rate security has an interest rate that changes whenever there is a change in a designated base rate. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated at least A by S&P or comparably rated by another NRSRO. See Appendix A for a description of some of these debt ratings.

(5) Foreign Obligations and Instruments: Subject to the diversification requirements applicable to the Portfolio under Rule 2a-7, the Portfolio may invest in foreign bank obligations, obligations of foreign branches of domestic banks, obligations guaranteed by a bank or a corporation in whose obligations the Portfolio may invest and commercial paper of an approved foreign issuer. Each of these obligations must be U.S. dollar-denominated. Investments in obligations of domestic branches of foreign banks will be considered to be domestic securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal and state chartered or domestic banks doing business in the same jurisdiction.

(6) Municipal Securities

(7) Certain Other Obligations: Obligations other than those listed in (1) through (6) only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Portfolio may invest (see (2) above) or a corporation in whose commercial paper the Portfolio may invest (see (3) above) and otherwise permissible under Rule 2a-7.

The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

The main types of securities in which the Portfolios may invest, subject to their respective investment policies and restrictions, may include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio invests may include preferred stock that converts into common stock. A Portfolio may invest in preferred stock rated in any rating category of the NRSROs or, if unrated, determined by the Investment Manager to be of comparable quality, subject to the Portfolio’s investment policies and restrictions. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (for example, BBB by S&P or comparably rated by another NRSRO), it is each Portfolio’s general policy to classify such security at the higher rating level where, in the judgment of the Investment Manager such classification reasonably reflects the security’s quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Subject to its investment policies and restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by S&P or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB or comparably rated by another NRSRO may have speculative characteristics. In addition, a Portfolio will treat unrated securities judged by the Investment Manager to be of comparable quality to a rated security as having that rating.

Lower-quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, the Investment Manager’s research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. The Investment Manager continuously monitors the issuers of lower-rated debt securities in the Portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Trust may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of each affected Portfolio.

While credit ratings are only one factor the Investment Manager relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Portfolio may retain a portfolio security whose rating has been changed.

Subject to its investment policies and restrictions, a Portfolio may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Subject to its investment policies and restrictions, a Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s offering document. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Portfolio’s ability to achieve its investment objectives.

Subject to its investment policies and restrictions, a Portfolio may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer’s common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock.

This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer’s common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices - each Portfolio except the Pathfinder Portfolios

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers’ acceptances, a Portfolio may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Portfolio’s investments in certificates of deposit, time deposits, and bankers’ acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Investment Manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolio. Each Portfolio’s investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Portfolio may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each Portfolio may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. If a Portfolio does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Distressed Debt Securities. Subject to its investment policies and restrictions, a Portfolio may invest in distressed companies and/or non-investment grade debt (collectively referred to as Distressed Debt). A Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income. Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Portfolio’s investments in Distressed Debt typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Portfolio, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Portfolio may be in the form of loans, notes or bonds. If the loan is secured, a Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Portfolio invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Distressed Debt securities are typically unrated, lower-rated, in default or close to default. Also, Distressed Debt is generally more likely to become worthless than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Portfolio performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security’s maturity and reduce a Portfolio’s return.

Debt securities rated below investment grade, sometimes called junk bonds, and the type of Distressed Debt securities which a Portfolio may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Portfolio may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as a Portfolio, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Portfolio incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Foreign Securities and Currencies

Subject to its investment policies and restrictions, a Portfolio may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U.S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are typically created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings, and they do not generally include voting rights. Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

The Investment Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. The Investment Manager believes that a Portfolio’s ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Investment Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Portfolio’s investment policies and restrictions regarding foreign securities is the issuer’s country of domicile, as indicated by a third-party source (for example, Bloomberg). However, pursuant to its procedures, the Investment Manager may request a different country designation due to certain identified circumstances. For example, an issuer’s country designation could be changed to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); (ii) the country from which the issuer, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed); (iii) the country where the issuer has at least 50% of its assets; or (iv) the country under whose laws the guarantor of the security is organized. The request to change a security’s country designation must be delivered to the Portfolios’ Treasurer and to the Portfolios’ Chief Compliance Officer (CCO) for approval.

Investments in obligations of U.S. branches of foreign banks will be considered U.S. securities if the Investment Manager has determined that the nature and extent of Federal and state regulation and supervision of the branch in question are substantially equivalent to Federal or state-chartered domestic banks doing business in the same jurisdiction.

Subject to its investment policies and restrictions, a Portfolio may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Portfolios may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies. Although each Portfolio’s custodian values the Portfolio’s assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Each Portfolio will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Portfolio may be invested in both U.S. and foreign securities markets, changes in the Portfolio’s share price may have a low correlation with movements in U.S. markets. Each Portfolio’s share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Portfolio’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.

A Portfolio usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Portfolio converts assets from one currency to another. Further, a Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, a Portfolio must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If a Portfolio holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Portfolio may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the Investment Manager’s opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Investment Manager considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, it is generally agreed that the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Switzerland, Greece, Luxembourg, Portugal and South Korea. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country. Ivy Funds VIP International Core Equity will, under normal market conditions, invest at least 65% of its total assets in at least three different countries outside the U.S.

Some of the risks to which a Portfolio may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country’s currency against the U.S. dollar; unusual price volatility in a developing country’s securities markets; government involvement in the private sector, including government ownership of companies in which the Portfolio may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Portfolio in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Portfolio to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of Russian and other Eastern European securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1) repurchase agreements not terminable within seven days;

(2) restricted securities not determined to be liquid pursuant to guidelines established by the Trust’s Board of Trustees;

(3) non-government stripped fixed-rate mortgage-backed securities;

(4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(5) over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;

(6) securities for which market quotations are not readily available;

(7) securities involved in swap, cap, floor or collar transactions; and

(8) direct debt instruments.

The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% (5% for Ivy Funds VIP Money Market) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

WRIMCO believes that, in general, it is in the best interest of a Portfolio to be able to invest in illiquid securities up to the maximum allowable under the Portfolio’s investment restriction on illiquid investments. WRIMCO believes that the risk of investing in illiquid securities is manageable considering the availability of certain securities that currently are considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also include many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See “Swaps, Caps, Collars and Floors” in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

As well, it has become easier for institutional investors to structure their own investments. For example, if the Investment Manager desired Korean exposure for a Portfolio, instead of following difficult procedures for direct investment, the Investment Manager could, instead, invest in a specialized OTC bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

Income Trusts

Ivy Funds VIP Energy may invest in income trusts, typically Canadian royalty trusts. An income trust generally is a Canadian investment trust that typically holds real estate or assets used in the oil or gas industry, that are income producing, the income from which is passed on to its security holders. The main attraction of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of increasing rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates.

Income trusts are structured to avoid taxes at the entity level. In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor. Under current law, an income trust generally pays no Canadian tax on earnings distributed directly to its security holders and, if properly structured, should not be subject to U.S. Federal income tax. This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

Despite the potential for attractive regular payments, income trusts are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership. In addition, an income trust may lack diversification, as such trusts are primarily invested in real estate, oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business. Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions. The tax structure of income trusts described above, which would allow income to flow through to investors and be taxed only at the investor level, could be challenged under existing laws, or the tax laws could change. For example, on October 31, 2006, the Canadian Finance Minister announced plans to introduce a tax on Canadian income trusts, which plans were implemented in the Canadian federal budget for the 2007-2008 fiscal year introduced on March 19, 2007; that announcement resulted in a massive sell-off on Toronto markets of shares of income trusts (especially oil and gas trusts).

Indexed Securities

Each Portfolio may purchase indexed securities, subject to its operating policy regarding derivative instruments and other applicable restrictions. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Subject to the requirements of Rule 2a-7, Ivy Funds VIP Money Market may purchase securities the value of which varies in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific index, instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Investment Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks or as a separate asset class for purposes of a Portfolio’s investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Portfolio may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Portfolio’s holdings as the Portfolio’s assets increase (and thus have a more limited effect on the Portfolio’s performance).

Investment Company Securities

Each Portfolio (other than Ivy Funds VIP Money Market) may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act, except that a Portfolio in which a Pathfinder Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if a Portfolio acquires shares of an investment company, the Portfolio’s shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the Portfolios otherwise permitted to invest in foreign securities may have to invest indirectly in certain developing markets.

Exchange-Traded Funds. Subject to its investment policies and restrictions, a Portfolio may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and commodities without investing in them directly. For example, a Portfolio may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with the Portfolio’s investment objective(s) as determined by the Investment Manager. Each of these securities represents shares of ownership of a long-term unit investment trust that typically holds a proportionate amount of shares of all of the stock included in the relevant underlying index. Since most ETFs are a type of investment company, a Portfolio’s purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies.

An ETF’s shares have a market price that approximates the NAV of the ETF’s portfolio, which is designed to track the designated index or the NAV of the underlying basket of commodities or commodities futures, as applicable. ETF shares are exchange-traded. As with other equity transactions, brokers charge a commission in connection with the purchase shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is in addition to the investment management fee paid by the Portfolio).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Portfolio’s assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund, which is not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Portfolio may (but currently does not intend to) make secured loans of portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities lent). If a Portfolio lends securities, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not lent the securities. The Portfolio also receives additional compensation. Under a Portfolio’s securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Investment Manager. The creditworthiness of entities to which a Portfolio makes loans of portfolio securities is monitored by WRIMCO throughout the term of the loan.

Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Portfolio must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio’s securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio’s right to make this demand secures the borrower’s obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio’s custodian bank) must be satisfactory to the Investment Manager.

The Portfolios will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. If the Portfolio loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder’s, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Low-Rated Securities. Debt securities rated below the four highest categories (that is, below BBB by S&P) are not considered investment grade obligations and are commonly called junk bonds. These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below BBB by S&P are also regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Low-rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Portfolio’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value (NAV) of the Portfolio’s shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Portfolio may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business recession.

Loans and Other Direct Debt Instruments

Loan Participations. Subject to their respective investment policies and restrictions, the Portfolios may purchase loan participations (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Portfolio purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Portfolio may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant. Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan would adversely affect the income of the Portfolio and would likely reduce the value of its assets, which would be reflected in a reduction in the Portfolio’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing as assignment in a loan. In selecting the loans in which a Portfolio will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans the Portfolio will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Portfolio’s credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the Securities and Exchange Commission (SEC) or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Portfolio may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Portfolio will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Portfolio may hold investments in loans for a very short period of time when opportunities to resell the investments that the Investment Manager believes are attractive arise.

Certain of the loans acquired by a Portfolio may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Portfolio is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Portfolio to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by a Portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances, the Investment Manager may choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of a Portfolio could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on a Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held by a Portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the Portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Portfolio and other client accounts. the Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client account collectively held only a single category of the issuer’s securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the Federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate (LIBOR), the Certificate of Deposit (CD) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Portfolio’s investment restrictions). For purposes of these restrictions, a Portfolio generally will treat the borrower as the “issuer” of indebtedness held by the Portfolio. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Portfolio and the borrower, if the participation interest does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Portfolio may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on research by the Investment Manager in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution’s interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, the Portfolio generally will treat the borrower as the issuer of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Master Limited Partnerships

Subject to their respective investment policies and restrictions, the Portfolios may invest in master limited partnerships (MLPs). An MLP is a limited partnership (or similar entity), the interests in which are publicly traded. MLP units are generally registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs often are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to Federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its security holders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. (For example, owners of common units in an MLP may have limited voting rights and no ability to elect directors.) Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, an MLP’s creditors typically have the right to seek the return of distributions made to the MLP’s unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly traded partnership” (QPTP) is qualifying income for an entity such as a Portfolio that is a regulated investment company for Federal tax purposes (RIC). A QPTP is defined as a publicly traded partnership — which generally is a partnership the interests in which are traded on an established securities market or are readily tradable on a secondary market (or the substantial equivalent thereof) — other than a partnership at least 90% of the gross income of which consists of dividends, interest and other qualifying income for a RIC. Please see the section entitled Taxation of the Portfolios for additional information regarding the tax consequences of investing in a QPTP and the potential regulatory consequences if a Portfolio invests in an MLP that is not a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which the Portfolios may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Portfolios may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Investment Manager determines that such investments are consistent with the Portfolio’s objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is generally dependent on the credit standing of the company involved.

Natural Resources and Physical Commodities

Since Energy Portfolio may invest a portion of its assets, and Global Natural Resources Portfolio normally invests a substantial portion of its assets, in securities of companies engaged in natural resources activities, these Portfolios may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of a Portfolio’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting a Portfolio’s investments, the Investment Manager will consider each company’s ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company’s failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Investment Manager considers the integration of derivatives and physical trades for risk management in a real-time environment in order to meet the demands of the marketplace. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs, and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

As well, an investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (Btu units). When assessing an investment opportunity — in coal, natural gas or crude oil — this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•	Cross-commodity arbitrage can negatively impact a Portfolio’s investments;

•

Fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•

Fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•	Environmental restrictions can increase costs of production;

•	Restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country;

•	War can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of a Portfolio’s holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Portfolio may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Portfolio purchases a precious metal or other physical commodity, the Investment Manager currently intends that it will only be in a form that is readily marketable. To qualify as a RIC, a Portfolio may not earn more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options on futures contracts thereon unless the gain is realized from certain hedging transactions) and other “non-qualifying income.” See Taxation of the Portfolios. Accordingly, a Portfolio may be required to hold its precious metals or sell them at a loss, or to sell some securities at a gain, when for investment reasons it would not otherwise do so.

The ability of a Portfolio, for defensive purposes, to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver or platinum may fluctuate widely. The sole source of return to a Portfolio from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. A Portfolio’s direct investment in precious metals is limited by tax considerations. See Taxation of the Portfolios.

Options, Futures and Other Strategies

General. The Investment Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Portfolio’s investments. The strategies described below may be used in an attempt to manage the risks of a Portfolio’s investments that can affect fluctuation in its NAV.

Generally, a Portfolio (other than Ivy Funds VIP Money Market) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Portfolio will only purchase or sell a particular Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Portfolio (other than Ivy Funds VIP Money Market) is authorized to invest in foreign securities denominated in other currencies, each such Portfolio may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio’s portfolio. Thus, in a short hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio’s holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the regulations thereunder and, therefore, is not subject to registration or regulation as a commodity pool operator under such Act. In addition, a Portfolio’s ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Portfolios.

In addition to the instruments, strategies and risks described below, the Investment Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Investment Manager may utilize these opportunities to the extent that they are consistent with a Portfolio’s objective(s) and permitted by a Portfolio’s investment policies and restrictions and applicable regulatory authorities. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of most Financial Instruments depends upon the ability of the Investment Manager to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio’s current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Investment Manager projected a decline in the price of a security in the Portfolio’s holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

(4) As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

(5) A Portfolio’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or to segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Portfolio may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives a Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Portfolio’s NAV being more sensitive to changes in the value of the related instrument. Each Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

A Portfolio’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio’s exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of a Portfolio’s fixed-income portfolio. If the Investment Manager wishes to shorten the average duration of a Portfolio’s fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Investment Manager wishes to lengthen the average duration of a Portfolio’s fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio’s obligations to or from a futures broker. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Investment Manager may still not result in a successful transaction. The Investment Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio’s holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Portfolio may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio’s holdings, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio’s total assets that are at risk in futures contracts, options on futures contracts and currency options.

Foreign Currency Hedging Strategies - Special Considerations. Each Portfolio (other than Ivy Funds VIP Money Market) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Investment Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Portfolio (other than Ivy Funds VIP Limited-Term Bond and Ivy Funds VIP Money Market) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio also may use forward currency contracts to attempt to enhance income or yield. The Portfolio could use forward currency contracts to increase its exposure to foreign currencies that the Investment Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Portfolio owned securities denominated in a foreign currency and the Investment Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Portfolio’s commitment to purchase the new (more favorable) currency is limited to the market value of the Portfolio’s securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Portfolio will be served.

Successful use of forward currency contracts depends on the skill of the Investment Manager in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio’s exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Investment Manager anticipates. There is no assurance that WRIMCO’s or a subadvisor’s use of forward currency contracts will be advantageous to a Portfolio or that the Investment Manager will hedge at an appropriate time.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Portfolio’s options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Portfolio (other than Ivy Funds VIP Money Market) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap agreement is a derivative in the form of a bilateral financial contract under which the Portfolio and another party, normally a bank, broker-dealer or one of their affiliates, agree to make or receive payments at specified dates based on a specified “notional” amount. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, foreign currency swaps, and equity, commodity, index or other total return swaps.

Swap agreements are individually negotiated and can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for payments equivalent to a floating rate of interest, or if the commodity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as LIBOR, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher amount at each swap reset date.

A Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Portfolio normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Portfolio’s investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Portfolio typically treats the net unrealized gain on each swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Portfolio’s custodian that satisfies the requirements of the 1940 Act. The Portfolio will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. WRIMCO or the subadvisor, as applicable, and each Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Portfolio’s borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Investment Manager attempts to use a swap as a hedge against, or as a substitute for, a Portfolio’s portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. The Portfolio bears the risk that the Investment Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Portfolio enters into swaps, caps, floors or collars will be monitored by the Investment Manager. If a firm’s creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime mortgage market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market is a continually evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Real Estate Investment Trusts

Each of the Portfolios may invest in securities issued by real estate investment trusts (REITs), subject to their respective investment policies and restrictions. A REIT is a corporation, trust, or association that meets certain requirements of the Internal Revenue Code of 1986, as amended (the Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income and net capital gain and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources such as rents from real property, mortgage interest, and gains from sales of real estate assets and must distribute to shareholders annually 90% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items, and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Portfolio’s investments in REITs will consist of securities issued by equity REITs.

Repurchase Agreements

Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its restriction on investment in illiquid investments. A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio’s repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio’s custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

Restricted Securities

Each of the Portfolios may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, a Portfolio may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

Short Sales Against The Box

Each of Ivy Funds VIP Energy, Ivy Funds VIP International Core Equity, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Real Estate Securities and Ivy Funds VIP Small Cap Value may sell securities “short against the box;” provided, however, that the Portfolio’s aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security a Portfolio does not own, a short sale is “against the box” if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. None of the Portfolios has any present intention to sell securities short in this fashion.

U.S. Government Securities

U.S. government securities are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Portfolio will invest in securities of agencies and instrumentalities only if the Investment Manager is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities, including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Each Portfolio (other than Ivy Funds VIP Money Market) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

Warrants with Cash Extractions. Ivy Funds VIP International Core Equity may also invest up to 5% of its total assets in warrants used in conjunction with the cash extraction method. If an investor wishes to replicate an underlying share, the investor can use the warrant with cash extraction method by purchasing warrants and holding cash. The cash component would be determined by subtracting the market price of the warrant from the underlying share price.

For example, assume one share for company “Alpha” has a current share price of $40 and issued warrants can be converted one for one share at an exercise price of $31 exercisable two years from today. Also assume that the market price of the warrant is $10 ($40 – $31 + $1) because investors are willing to pay a premium ($1) for previously stated reasons. If an investor wanted to replicate an underlying share by engaging in a warrant with cash extraction strategy, the amount of cash the investor would need to hold for every warrant would be $30 ($40 – $10 = $30). A warrant with cash extraction is, thus, simply a synthetically created quasi-convertible bond. If an underlying share pays no or a low dividend and has an associated warrant with a market price that is low relative to its share price, a warrant with cash extraction may provide attractive cash yields and minimize capital loss risk, provided the underlying share is also considered a worthy investment. For example, assume Alpha’s share is an attractive investment opportunity and its share pays no dividend. Given the information regarding Alpha provided above, also assume that short-term cash currently yields 5% per year and that the investor plans to hold the investment at least two years, barring significant near-term capital appreciation. If the share price were to fall below $30, the warrant with cash extraction strategy would yield a lower loss than the underlying share because an investor cannot lose more than the purchase cost of the warrant (capital risk minimized). The cash component for this strategy would yield $3.08 after two years (compound interest). The total value of the underlying investment would be $43.08 versus $40.00 for the non-yielding underlying share (attractive yield). Finally, it is important to note that this strategy will not be pursued if it is not economically more attractive than underlying shares.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, each Portfolio may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Portfolio until delivery and payment is completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Portfolio sells securities on a delayed-delivery basis, it does not participate in further gains or losses with respect to the securities. When a Portfolio makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Portfolio to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Portfolio anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Investment Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Investment Manager anticipates a rise in interest rates and a decline in prices and, accordingly, a Portfolio sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Portfolio will have lost the opportunity to profit from the price increase. If the Investment Manager anticipates a decline in interest rates and a rise in prices and, accordingly, a Portfolio sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Portfolio will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Investment Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Portfolio’s NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Portfolio may hold a when-issued security or forward commitment until the settlement date, even if the Portfolio will incur a loss upon settlement. In accordance with regulatory requirements, a Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

The purchase of securities on a when-issued or forward commitment basis exposes a Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Portfolio’s purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Portfolio’s assets that are subject to market risk to an amount that is greater than the Portfolio’s net asset value, which could result in increased volatility of the price of the Portfolio’s shares.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Portfolio may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each taxable year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Portfolio generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities that will be includable in the dividends it pays to its shareholders. See Taxation of the Portfolios. A Portfolio will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

INVESTMENT RESTRICTIONS

Certain of the Portfolios’ investment restrictions are described in this SAI. Each of the Portfolios is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Portfolio’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect to any one issuer to an amount not greater in value than 5% of the Portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

Fundamental Investment Restrictions

The following, set forth in their entirety, are each Portfolio’s fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Portfolio. For this purpose, shareholder approval for a Portfolio means the approval, at a meeting of the Portfolio’s shareholders, by the vote of the lesser of (1) 67% or more of the Portfolio’s voting securities present at the meeting, if more than 50% of the Portfolio’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Portfolio’s outstanding voting securities.

1.	The Portfolio may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Portfolio may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Portfolio may not engage in the business of underwriting securities except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	For each Portfolio except Ivy Funds VIP Energy, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology and Ivy Funds VIP Money Market:

The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its total assets in securities of issuers in any one industry.

For Ivy Funds VIP Energy:

Under normal market conditions, Ivy Funds VIP Energy will concentrate its investments in the energy industry.

For Ivy Funds VIP Real Estate Securities:

Under normal market conditions, Ivy Funds VIP Real Estate Securities will concentrate its investments in the real estate or real estate-related industry.

For Ivy Funds VIP Science and Technology:

Under normal market conditions, Ivy Funds VIP Science and Technology will concentrate its investments in securities of science and technology companies or companies that benefit from the application of science and/or technology.

For Ivy Funds VIP Money Market:

Under normal market conditions, Ivy Funds VIP Money Market will not make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that the Portfolio may invest without limit in obligations issued by banks.

5.	The Portfolio may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	The Portfolio may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Portfolio from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

7.	The Portfolio may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Non-Fundamental Investment Restrictions

The following investment restrictions are not fundamental (that is, they are operating policies) and may be changed as to a Portfolio by the Trust’s Board of Trustees without approval of the shareholders of the Portfolio.

1.	“Name Rule” investments:

Under normal market conditions, at least 80% of:

•	Each of Ivy Funds VIP Bond’s and Ivy Funds VIP Global Bond’s net assets will be invested in bonds.

•	Ivy Funds VIP Core Equity’s net assets will be invested in equity securities.

•	Ivy Funds VIP Dividend Opportunities’ net assets will be invested in dividend-paying equity securities.

•

Ivy Funds VIP Global Natural Resources’ net assets will be invested in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

•

Ivy Funds VIP International Core Equity’s net assets will be invested in foreign securities and at least 65% of its total assets will be invested in at least three different countries outside the United States. The Portfolio may not purchase a foreign security if, as a result, more than 75% of its total assets would be invested in issuers of any one foreign country.

•

Ivy Funds VIP International Growth’s net assets will be invested in foreign securities. Ivy Funds VIP International Growth may not purchase a foreign security if, as a result of such purchase, more than 75% of its total assets would be invested in issuers of that foreign country. Ivy Funds VIP International Growth currently intends to have at least 65% of its total assets invested in issuers of at least three different foreign countries.

•	Ivy Funds VIP Limited-Term Bond’s net assets will be invested in bonds with limited maturities.

•

Ivy Funds VIP Micro Cap Growth’s net assets will be invested in the equity securities of micro cap companies. For purposes of this restriction, a micro cap company is typically a company with a market capitalization below $1 billion.

•	Ivy Funds VIP Mid Cap Growth’s net assets will be invested in mid-cap growth stocks, which are stocks of companies whose market capitalizations range between $1 and $10 billion.

•	Ivy Funds VIP Real Estate Securities’ net assets will be invested in the real estate or real estate-related industry.

•

Ivy Funds VIP Science and Technology’s net assets will be invested in securities of science or technology companies or companies that derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage.

•

Each of Ivy Funds VIP Small Cap Growth’s and Ivy Funds VIP Small Cap Value’s net assets will be invested in small cap companies. For purposes of this restriction, a small cap company is typically a company with a market capitalization below $3.5 billion

•

Ivy Funds VIP Energy’s net assets will be invested in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

The Portfolio will notify its shareholders with written notice at least 60 days prior to a change in the 80% investment policy.

2.	Investment in other investment companies:

Each Portfolio other than Ivy Funds VIP Money Market may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, except that a Portfolio in which a Pathfinder Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

3.	Investment in illiquid securities:

Each Portfolio (except Ivy Funds VIP Money Market) may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

Ivy Funds VIP Money Market may not acquire: (i) an illiquid security if, immediately after such acquisition, it would have invested more than 5% of its total assets in illiquid securities; (ii) any security other than a Daily Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 10% of its total assets in Daily Liquid Assets; or (iii) any security other than a Weekly Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 30% of its total assets in Weekly Liquid Assets.

4.	Investment in debt securities:

Each of Ivy Funds VIP Balanced, Ivy Funds VIP Growth, Ivy Funds VIP Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Small Cap Growth, and Ivy Funds VIP Value does not currently intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments.

Each of Ivy Funds VIP Asset Strategy and Ivy Funds VIP Global Bond may not invest more than 35% of its total assets in non-investment grade debt securities.

Each of Ivy Funds VIP Bond and Ivy Funds VIP Science and Technology may not invest more than 20% of its total assets in non-investment grade debt securities.

Ivy Funds VIP International Core Equity does not currently intend to invest more than 5% of its net assets in securities (including convertible securities) rated at least BBB by S&P or Baa by Moody’s Investors Service, Inc. (Moody’s) and may not invest in securities below those ratings.

Each of Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Small Cap Value does not currently intend to invest more than 10% of its net assets in debt securities (including convertible securities) rated at least B- by S&P or B3 by Moody’s and may not invest in securities below those ratings.

Each of Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, and Ivy Funds VIP Real Estate Securities does not currently intend to invest in non-investment grade debt securities if, as a result, more than 10% of its total assets would consist of such investments.

Ivy Funds VIP Real Estate Securities may hold an additional 5% of its net assets in securities down-graded subsequent to purchase where such down-graded securities would not otherwise be eligible for purchase by the Portfolio.

5.	Investment in foreign securities:

Each of Ivy Funds VIP Asset Strategy, Ivy Funds VIP Energy and Ivy Funds VIP Global Bond may invest up to 100% of its total assets in foreign securities.

Ivy Funds VIP Science and Technology may invest in foreign securities without limitation.

Ivy Funds VIP Balanced may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities

Each of Ivy Funds VIP Bond and Ivy Funds VIP High Income may not invest more than 20% of its total assets in foreign securities.

At least 65% of Ivy Funds VIP Global Bond’s total assets normally will be invested in issuers located in at least three different countries, which may include the U.S.

Ivy Funds VIP Global Bond may invest up to 100% of its total assets in non-U.S. dollar-denominated securities.

Ivy Funds VIP Limited-Term Bond may only invest in U.S. dollar-denominated securities issued by U.S. and foreign issuers.

Each of Ivy Funds VIP Core Equity, Ivy Funds VIP Growth, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value may invest up to 25% of its total assets in foreign securities.

Each of Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Mid Cap Growth does not intend to invest more than 25% of its total assets in foreign securities.

Ivy Funds VIP International Core Equity will, under normal market conditions, invest at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin Markets and invest at least 65% of its total assets in at least three different countries outside the U.S.

6.	Investment in Financial Instruments:

Each Portfolio may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument is measured.

To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in the money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Portfolio’s total assets that are at risk in futures contracts, options on futures contracts and currency options.

7.	Further Non-fundamental Restrictions:

Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, a Portfolio may not with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

At least 25% of Ivy Funds VIP Balanced’s total assets will be invested during normal market conditions in fixed income senior securities.

Ivy Funds VIP Money Market may not purchase the securities of any one issuer (other than U.S. government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after the purchase. The Portfolio may rely on this exception only as to one issuer at a time. Ivy Funds VIP Money Market may not invest more than 3% of its total assets in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to 0.5% of the Portfolio’s total assets.

Ivy Funds VIP Money Market may not invest more than 2.5% of its total assets in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to 0.5% of the Portfolio’s total assets, as determined in accordance with Rule 2a-7.

Ivy Funds VIP High Income may not purchase a common stock if, as a result, more than 20% of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio does not currently intend to invest more than 10% of its total assets in non-dividend paying common stocks.

Subject to the diversification requirements of Rule 2a-7, Ivy Funds VIP Money Market may invest up to 10% of its total assets in Canadian government obligations.

Ivy Funds VIP Money Market may not invest more than 25% of its total assets in a combination of foreign obligations and instruments.

Ivy Funds VIP Asset Strategy does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. This limitation does not apply to purchases of debt securities or to repurchase agreements.

Ivy Funds VIP Asset Strategy does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Ivy Funds VIP Money Market will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars.

Ivy Funds VIP International Core Equity may also invest up to 5% of its total assets in warrants used in conjunction with the cash extraction method.

Each of Ivy Funds VIP International Core Equity, Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Small Cap Value currently does not intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The total market value of securities against which Ivy Funds VIP International Core Equity may write, call or put options will not exceed 20% of the Portfolio’s total assets. In addition, the Portfolio will not commit more than 5% of its total assets to premiums when purchasing put or call options.

Ivy Funds VIP Real Estate Securities may invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (that is, the Portfolio becomes the mortgagee).

No more than 30% of the value of Ivy Funds VIP Real Estate Securities’ total assets will be committed to when issued or forward commitment transactions, and of such 30%, no more than two-thirds (that is, 20% of its total assets) may be invested in mortgage dollar rolls.

Under normal market conditions, Ivy Funds VIP Real Estate Securities may invest approximately 5% of its net assets in cash or cash items.

Non-fundamental investment restrictions for each of Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative:

•	Each Pathfinder Portfolio may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

•

Each Pathfinder Portfolio may not purchase, sell or enter into financial options and futures contracts, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding the foregoing investment limitations, each of the Pathfinder Portfolios may invest in Underlying Funds that have adopted investment limitations that may be more or less restrictive than those listed above for the Pathfinder Portfolios. Therefore, the Pathfinder Portfolios may engage indirectly in investment strategies that are prohibited under the investment limitations listed above.

In accordance with each Pathfinder Portfolio’s investment program as set forth in the Prospectus, a Pathfinder Portfolio may invest more than 25% of its net assets in any one Underlying Fund. However, each Underlying Fund in which a Pathfinder Portfolio may invest (other than Ivy Funds VIP Real Estate Securities) will not invest more than 25% of its total assets in any one industry.

All Portfolios. An investment policy or limitation that states a maximum percentage of a Portfolio’s assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Portfolio’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations, except that Ivy Funds VIP International Core Equity may not hold more than 5% of its net assets in securities that have been downgraded subsequent to purchase where such securities are not otherwise eligible for purchase by the Portfolio. (This is in addition to securities Ivy Funds VIP International Core Equity may purchase under its other investment policies).

Portfolio Turnover

A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that the Portfolio had sold and purchased securities valued at 100% of its net assets within a one-year period. A Portfolio’s turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the table below. The portfolio turnover rates for the Portfolios for the fiscal years ended December 31 on the dates shown were:

	2009	2008
Ivy Funds VIP Asset Strategy	113%	190%
Ivy Funds VIP Balanced	46%	19%
Ivy Funds VIP Bond	30%	29%
Ivy Funds VIP Core Equity	101%	105%
Ivy Funds VIP Dividend Opportunities	31%	35%
Ivy Funds VIP Energy	15%	10%
Ivy Funds VIP Global Natural Resources	101%	206%
Ivy Funds VIP Growth	59%	53%
Ivy Funds VIP High Income	74%	37%

	2009	2008
Ivy Funds VIP International Core Equity	142%	20%
Ivy Funds VIP International Growth	80%	96%
Ivy Funds VIP Micro Cap Growth	70%	60%
Ivy Funds VIP Mid Cap Growth	33%	46%
Ivy Funds VIP Money Market	N/A	N/A
Ivy Funds VIP Real Estate Securities	62%	45%
Ivy Funds VIP Science and Technology	65%	62%
Ivy Funds VIP Small Cap Growth	44%	82%
Ivy Funds VIP Small Cap Value	100%	110%
Ivy Funds VIP Value	73%	48%
Ivy Funds VIP Pathfinder Aggressive	22%	3%
Ivy Funds VIP Pathfinder Moderately Aggressive	19%	0%
Ivy Funds VIP Pathfinder Moderate	18%	0%
Ivy Funds VIP Pathfinder Moderately Conservative	28%	0%
Ivy Funds VIP Pathfinder Conservative	27%	2%

The high rates of turnover for Ivy Funds VIP Asset Strategy, Ivy Funds VIP Core Equity and Ivy Funds VIP Small Cap Value are each attributed to style of portfolio management by their respective portfolio managers. The high rate of turnover for Ivy Funds VIP Global Natural Resources is due to the number of repositionings of the Portfolio as a result of the unprecedented volatility in 2008; it was a direct result of deflation shock and early recovery requiring more rapid portfolio repositioning, rather than as a result of a change in management approach. For the 2009 fiscal year, the turnover rate is attributable to the style of the portfolio manager. The increase in turnover for Ivy Funds VIP International Core Equity is due primarily to the transition from Templeton Investment Counsel, LLC, the Portfolio’s former subadvisor, as well as attributable to the style of portfolio management by the current portfolio manager.

In general, a high turnover rate will increase transaction costs (such as commissions) that will be paid by the Portfolio. Because short-term securities are generally excluded from computation of the turnover rate, a rate is not computed for Ivy Funds VIP Money Market.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures intended to prevent unauthorized disclosure of Portfolio holdings information (collectively, Disclosure Policy). The Disclosure Policy permits divulging non-public portfolio holdings to selected parties only when the Trust has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information, or other requirement of confidentiality. The Disclosure Policy should be followed when disclosing Portfolio holdings to any party, other than to service providers or other third parties that perform account maintenance and record keeping services, where such disclosure of Portfolio holdings would provide information more current than the most recently available quarterly public disclosure.

Publicly Available Portfolio Holdings

A Portfolio’s portfolio holdings are publicly available: at the time such information is filed with the SEC in a publicly available filing; the day next following the day such information is posted on the Waddell & Reed website; or when such information has been published by the general media. This policy governs the distribution of a Portfolio’s complete portfolio holdings or the distribution of the Portfolio’s top ten portfolio holdings that are not otherwise publicly available.

Exceptions

Attribution reports containing only sector and/or industry breakdown for a Portfolio can be released without a confidentiality agreement and without regard to any time constraints.

Non-Public Portfolio Holdings

This Policy allows the disclosure of a Portfolio’s non-public holdings if there exists a legitimate business purpose, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients, subject to certain conditions, listed below.

A Portfolio’s portfolio holdings may be disclosed upon the specific request of certain persons (recipients), including broker-dealers, service providers, current and prospective shareholders/clients of WRIMCO (or its affiliate), or any agent of the recipient per the recipient’s direction, on the 15th day after month-end provided that:

1.	The individual receiving the request, in conjunction with the Legal Department or the Portfolio’s CCO, determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

2.	The recipient signs a confidentiality agreement or appropriate notice is provided to the recipient that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of the Portfolio or any other fund managed by WRIMCO or its affiliate holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement or notice; and

3.	No compensation is received by the Trust, WRIMCO or any other party in connection with the disclosure of information about portfolio securities.

In determining whether there is a legitimate business purpose for making disclosure of a Portfolio’s non-public portfolio holdings information, W&R’s Legal Department or the Portfolio’s CCO will typically consider whether the disclosure is in the best interests of the Portfolio’s shareholders and whether any conflict of interest exists between the shareholders and the Portfolio or Waddell & Reed or its affiliates. As part of the annual review of the Trust’s compliance policies and procedures, the Portfolios’ CCO will report to the Board of Trustees regarding the operation and effectiveness of the Disclosure Policy, including as to any changes to the Disclosure Policy that have been made or recommendations for future changes to the Disclosure Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Portfolios’ portfolio securities holdings.

Custodian, Auditors, Legal Counsel and Other Service Providers

UMB Bank, n.a.

Citigroup Global Transaction Services

K&L Gates LLP

Deloitte & Touche LLP

Waddell & Reed Investment Management Company

WI Services Company

Waddell & Reed, Inc.

Interactive Data Corporation

Pursuant to a custodian contract, the Trust has selected UMB Bank, n.a. as custodian for each Portfolio’s securities and cash. As custodian, UMB Bank, n.a. maintains all records relating to a Portfolio’s activities and supplies the Portfolio with a daily tabulation of the securities it owns and that are held by the custodian. Each Portfolio’s subcustodian, Citibank, N.A., serves a similar function for foreign securities.

Rating, Ranking and Research entities

Bloomberg

Ibbotson

Informa Investment Solutions

Institutional Shareholder Services

Lipper

Morningstar

Standard & Poor’s

Thompson Financial

Vestek

Vickers

Wiesenberger

A Portfolio may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Portfolio.

Brokerage and Brokerage-related information entities

Advest, Inc.

American Technology Research

Bank of America Securities, LLC

Barclays

BB & T Capital Markets

Belle Haven Investments, L.P.

BMO Capital Markets

BOSC, Inc.

Broadpoint Securities

Buckingham Research Group

Canaccord Adams

Caris and Company

Citigroup Global Markets, Inc.

Commerce Bank

Cowen & Company

Crews & Associates, Inc.

CRT Capital Group, LLC

Credit Suisse Securities, LLC

D.A. Davidson

Deutsche Bank Securities, Inc.

Duncan Williams, Inc.

Empirical Research Partners, LLC

Fidelity Capital Markets

Fifth Third Securities, Inc.

First Albany Capital, Inc.

First Analysis Securities Corp.

First Empire Securities, Inc.

Friedman, Billings, Ramsey & Co.

FTN Financial Capital Markets

George K. Baum & Company

Grigsby & Associates

GMS Group, LLC

Goldman Sachs & Co.

Hanifen, Imhoff, Inc.

Herbert J. Sims & Co.

Hibernia Southcoast Capital, Inc.

HSBC Securities USA

ING Life Insurance and Annuity Company

Jefferies & Company

JMP Securities

JP Morgan Securities, Inc.

Key Banc Capital Markets

LaSalle Financial Services

Lazard Capital Markets

Loop Capital Markets

Macquarie Group

Merrill Lynch Pierce Fenner & Smith

Mesirow Financial, Inc.

Morgan Keegan & Co., Inc.

Morgan Stanley & Co., Inc.

M.R. Beal and Co.

Off The Record Research

Olympia Asset Management Group

Oppenheimer

Pacific Crest

Piper Jaffray & Co.

Prudential Equity Group

Raymond James & Associates, Inc.

RBC Dain Rauscher, Inc.

Robert W. Baird & Co., Inc.

Roth Capital Partners

Sanford C. Bernstein

Seattle Northwest Securities

Selector Management

Shepherd Kaplan, LLC

Sidoti & Company, LLC

SMA Capital

Soliel Securities

Southwest Securities, Inc.

Spartan Securities

Sterne Agee and Leach

Stifel, Nicolaus & Co.

SunTrust Robinson Humphrey

Think Equity Partners

Thomas Weisel Partners

UBS Investment Bank

W.H. Mell Associates, Inc.

Wachovia Securities, LLC

Wedbush Morgan Securities

Wells Fargo

William Blair & Co.

Wunderlich Securities

(B.C.) Ziegler & Company

Consultants

Barra Rogers Casey

Bidart & Ross

Callan Associates

Calvin Associates

Hammond Associates

Informa Investment Solutions

FIS Group

Lowery Asset Consulting

Marco Consulting

PFM Advisors

Rust Consulting

RV Kuhns & Associates

Watson Wyatt Consulting

Each Portfolio may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Portfolio and/or, to one or more of the consultants listed above for the purpose of reviewing and recommending the Portfolio as possible investments for their clientele. No compensation is received from these entities by the Trust, WRIMCO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

The Trust may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees (Board). The Board is responsible for the overall management of the Trust and the Portfolios, which includes general oversight and review of the Portfolios’ investment activities, in accordance with federal law and the law of the State of Delaware as well as the stated policies of the Portfolios. The Board appoints officers of the Trust and delegates to them the management of the day-to-day operations of the Portfolios, based on policies reviewed and approved by the Board, with general oversight by the Board.

Board Structure and Related Matters

Board members who are not “interested persons” of the Portfolios as defined in Section 2(a)(19) of the 1940 Act (Disinterested Trustees) constitute at least 75% of the Board. David P. Gardner, a Disinterested Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Disinterested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Portfolios. The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Disinterested Trustees also hold four regularly scheduled in-person meetings each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Board has established a committee structure (described below) that includes two standing committees, the Audit Committee and the Nominating Committee, and two non-standing committees, the Special Compliance & Governance Committee and the Special Dilution & Distribution Committee, each of which is comprised solely of Disinterested Trustees. The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Portfolios, the number of Portfolios overseen by the Board, the arrangements for the conduct of the Portfolios’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is part of the Advisors Fund Complex, which is comprised of the 26 portfolios within the Trust, 20 portfolios within Waddell & Reed Advisors Funds and 3 portfolios within Waddell & Reed InvestEd Portfolios. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and Ivy Funds. The same persons who constitute the Board also constitute, and Mr. Gardner also serves as the Independent Chair of, the respective boards of trustees of Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios. Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as trustees of Ivy Funds.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Portfolios, the Board oversees the management of risks relating to the administration and operation of the Trust and the Portfolios. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Disinterested Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Portfolios.

In general, a Portfolio’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk, operational risk and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Portfolios. In addition, under the general oversight of the Board, WRIMCO, each Portfolio’s investment manager, and other service providers to the Portfolio have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Portfolio. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Portfolios through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of WRIMCO, Waddell & Reed and WISC (collectively, “W&R”), and the Portfolios’ Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from WRIMCO with respect to the investments and securities trading of the Portfolios, reports from management personnel regarding valuation procedures and reports from management’s Valuation Committee (described below) regarding the valuation of particular securities. In addition to regular reports from W&R, the Board also receives reports regarding other service providers to the Trust, either directly or through W&R or the Portfolios’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Portfolios’ CCO regarding the effectiveness of the Portfolios’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from W&R in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with W&R and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of W&R also report regularly to the Audit Committee on Portfolio valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. W&R compliance personnel report regularly to the Audit Committee, and the W&R Internal Audit Manager also reports regularly on Trust-related matters. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Disinterested Trustees meet with the Portfolios’ CCO to discuss matters relating to the Trust’s compliance program.

Disinterested Trustees

The following table provides information regarding each Disinterested Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee	Trust: 2009 Fund Complex: 2003	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); Boettcher Aerial, Inc. (Aerial Ag Applicator) (1979 to present)	82	Director of Guaranty State Bank & Trust Co. (financial services); Director of Guaranty, Inc. (financial services); Member of Kansas Board of Regents (2007 to present); Trustee, Ivy Funds (33 portfolios overseen)

James M. Concannon 6300 Lamar Avenue Overland Park, KS 66202 1947	Trustee	Trust: 2009 Fund Complex: 1997	Professor of Law, Washburn School of Law (1973 to present)	49	Director, Kansas Legal Services for Prisoners, Inc.

John A. Dillingham 6300 Lamar Avenue Overland Park, KS 66202 1939	Trustee	Trust: 2009 Fund Complex: 1997	President and Director, JoDill Corp. (1997 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises	49	Advisory Director, UMB Northland Board (financial services); former President, Liberty Memorial Association (WW1 National Museum) (2005-2007); Director, Northland Betterment Commission (community service)

David P. Gardner 6300 Lamar Avenue Overland Park, KS 66202 1933	Trustee Independent Chair	Trust: 2009 Fund Complex: 1998 Trust: 2009 Fund Complex: 2006	President Emeritus, University of Utah; President Emeritus, University of California; Chairman, Board of Trustees, J. Paul Getty Trust (until 2004); Professor, University of Utah (until 2005)	49	Director, Fluor Corporation (construction/ engineering) (until 2005); Director, Salzberg Seminar (non-profit education) (2003-2005)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Trustee	Trust: 2009 Fund Complex: 1998	Dean of the College of Law, University Vice President, University of Oklahoma (July 2010 to present); President of Graymark HealthCare (a NASDAQ listed company) (2008 to June 2010); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2009); Managing Member, Harroz Investments, LLC (commercial enterprise investments) (1998 to present)	82	Director, Graymark HealthCare; Director and Shareholder, Valliance Bank; Independent Director, LSQ Manager, Inc. (2007 to present); Independent Chairman and Trustee, Ivy Funds (33 portfolios overseen)

Robert L. Hechler 6300 Lamar Avenue Overland Park, KS 66202 1936	Trustee	Trust: 2009 Fund Complex: 1998	Formerly, consultant of WDR and Waddell & Reed (2001 to 2008); formerly, Director of WDR (until 2003)	49	None

Albert W. Herman, FHFMA, CPA 6300 Lamar Avenue Overland Park, KS 66202 1938	Trustee	Trust: 2009 Fund Complex: 2008	Business Consultant, Treasurer and Director, Wellness Council of America (health care initiatives) (1996 to present)	49	Finance Committee Member, Ascension Health (non-profit health system); Director, Baylor Health Care System Foundation (health care)

Glendon E. Johnson, Sr. 6300 Lamar Avenue Overland Park, KS 66202 1924	Trustee	Trust: 2009 Fund Complex: 1971	Chairman and Chief Executive Officer (CEO), Castle Valley Ranches, LLC (ranching and farming) (1995 to present)	49	Chairman Emeritus, Wellness Council of America (health care initiatives); Executive Board and Committee Member, Boy Scouts of America

Frank J. Ross, Jr. Polsinelli Shughart PC 700 West 47th Street Suite 1000 Kansas City, MO 64112 1953	Trustee	Trust: 2009 Fund Complex: 1996	Shareholder/Director, Polsinelli Shughart PC, a law firm (1980 to present)	49	Director, American Red Cross (social services); Director, Rockhurst University (education)

Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee	Trust: 2009 Fund Complex: 1995	Professor Emeritus, University of Missouri at Kansas City (2003 to present); formerly, Dean, Block School of Business (1980-1986), Vice Chancellor (1988-1991), Chancellor (1992-1999) and Professor of Business Administration, University of Missouri at Kansas City (until 2003); Chancellor Emeritus, University of Missouri at Kansas City (1999 to present)	82	Trustee, Ivy Funds (33 portfolios overseen)

*	Each Trustee became a Trustee in 2009, as reflected in the first date shown. The second date shows when the Trustee first became a director of one or more of the funds that are the predecessors to current funds within the Advisors Fund Complex.

Interested Trustees

Messrs. Avery and Herrmann are “interested” by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including the Portfolios’ investment manager, Waddell & Reed Investment Management Company (WRIMCO), the Portfolios’ principal underwriter, Waddell & Reed, Inc. (Waddell & Reed), and the Portfolios’ shareholder servicing and accounting services agent, Waddell & Reed Services Company, doing business as WI Services Company (WISC), as well as by virtue of their personal ownership of shares of WDR. The address for each Interested Trustee and each of the officers in the following tables is 6300 Lamar Avenue, Overland Park, KS 66202.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	TRUSTEE/ OFFICER SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Michael L. Avery 1953	Trustee	Trust: 2009 Fund Complex: 2007	President of WDR (January 2010 to present); Chief Investment Officer (CIO) of WDR (2005 to present): formerly, CIO of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WDR (2005 to August 2010); Senior Vice President of WDR (2005 to 2009); Executive Vice President of WRIMCO and IICO (2005 to present); portfolio manager for investment companies managed by WRIMCO and IICO (1994 to present); Director of Research for WRIMCO and IICO (1987 to 2005)	49	Director of WDR, WRIMCO and IICO

Henry J. Herrmann 1942	President Trustee	Trust: 2009 Fund Complex: 2001 Trust: 2009 Fund Complex: 1998	Chairman of WDR (January 2010 to present); CEO of WDR (2005 to present); President, CEO and Chairman of WRIMCO (1993 to present); President, CEO and Chairman of IICO (2002 to present); formerly, Chief Investment Officer (CIO) of WDR (1998 to 2005); formerly, CIO of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President and Trustee of each of the funds in the Fund Complex	82	Director of WDR, IICO, WRIMCO WISC and Waddell & Reed, Inc.; Trustee, Ivy Funds (33 portfolios overseen); Director, Blue Cross Blue Shield of Kansas City; Director, United Way of Greater Kansas City

*	Each Trustee became a Trustee in 2009, as reflected in the first date shown. The second date shows when the Trustee first became a director (and, as applicable, an officer) of one or more of the funds that are the predecessors to current funds within the Advisors Fund Complex.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Michael L. Avery: Mr. Avery has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management. He has multiple years of service as a Trustee and an officer of the Trust.

Jarold W. Boettcher: Mr. Boettcher has a background in the financial services industry, including as a portfolio manager and as a director of financial services firms. He also has experience overseeing and managing privately held businesses and service as a senior officer of a state university system. He has multiple years of service as a Trustee and as a member of the boards of other mutual funds.

James M. Concannon: Mr. Concannon has organizational management experience as the dean of a law school. He has served as an officer and on the boards of non-profit organizations. He has multiple years of service as a Trustee.

John A. Dillingham: Mr. Dillingham has experience overseeing and managing privately held businesses. He has served on the boards and as chairman of municipal financing agencies and on the boards of numerous non-profit organizations. He has multiple years of service as a Trustee.

David P. Gardner: Mr. Gardner has organizational management experience in senior officer positions, including as president, of state university systems and experience as a director of publicly held companies. He has served as an advisor to and on the boards of private companies and as the senior officer and on the boards of numerous non-profit organizations. He has multiple years of service as a Trustee and as Independent Chair.

Joseph Harroz, Jr.: Mr. Harroz has experience as a senior officer and director of a publicly traded company. He has served in senior legal and administrative positions with a state university system and on the boards of non-profit organizations. He has multiple years of service as a Trustee and as a member of the boards of other mutual funds.

Robert L. Hechler: Mr. Hechler has extensive prior experience in the financial services industry. He has served as a director of a publicly held company and in senior management positions in several financial services firms. He has multiple years of service as a Trustee.

Albert W. Herman: Mr. Herman has extensive financial services experience as a partner with a large public accounting firm where he served national and international clients, had responsibility for services to healthcare clients worldwide and served on the firm’s executive committee. He has served as a business consultant and as an officer and on the boards of non-profit organizations. He has multiple years of service as a Trustee.

Henry J. Herrmann: Mr. Herrmann has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management, and experience as a director of a publicly held company. He has multiple years of service as a Trustee and officer of the Trust and as an officer and member of the boards of other mutual funds.

Glendon E. Johnson, Sr.: Mr. Johnson has a background in the financial services industry. He has experience managing life insurance companies, service as an officer and on the boards of non-profit organizations and experience overseeing and managing a privately held business. He has multiple years of service as a Trustee.

Frank J. Ross, Jr.: Mr. Ross has experience as a business attorney and is the head of the business department of a major law firm. He has served as a member of a state banking board and on the boards of a private university, a private secondary school and various non-profit organizations. He has multiple years of service as a Trustee.

Eleanor B. Schwartz: Ms. Schwartz has organizational management experience in senior officer positions in a state university. She has multiple years of service as a Trustee and as a member of the boards of other mutual funds.

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust’s principal officers are:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	OFFICER OF TRUST SINCE*	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Joseph W. Kauten 1969	Vice President Treasurer Principal Financial Officer Principal Accounting Officer	2009 2009 2009 2009	2006 2006 2007 2006	Principal Financial Officer of each of the funds in the Fund Complex (2006 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Fund Complex (2003 to 2006)

Mara D. Herrington 1964	Vice President Secretary	2009 2009	2006 2006	Vice President and Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present)

Kristen A. Richards 1967	Vice President Assistant Secretary Associate General Counsel	2009 2009 2009	2000 2006 2000	Senior Vice President of WRIMCO and IICO (2007 to present); Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (2006 to present); formerly, Vice President of WRIMCO (2000 to 2007) and IICO (2002 to 2007); formerly, Secretary of each of the funds in the Fund Complex (2000 to 2006)

Daniel C. Schulte 1965	Vice President General Counsel Assistant Secretary	2009 2009 2009	2000 2000 2000	Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WISC (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary for each of the funds in the Fund Complex (2000 to present)

Scott J. Schneider 1968	Vice President Chief Compliance Officer	2009 2009	2006 2004	Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the funds in the Fund Complex

*	Each Officer became an Officer in 2009, as reflected in the first date shown. The second date shows when he or she first became an Officer of one or more of the funds that are the predecessors to current funds within the Advisors Fund Complex.

Committees of the Board of Trustees

The Board has established the following standing committees: Audit Committee, Executive Committee and Nominating Committee. In addition, the Board has established a Special Compliance & Governance Committee and a Special Dilution & Distribution Committee. Mr. Garner is an ex officio member of each committee of the Board. The respective duties and current memberships of the committees are:

Audit Committee. The Audit Committee meets with the Portfolios’ independent registered public accounting firm, internal auditors and corporate officers to discuss the scope and results of the annual audits of the Portfolios, to review financial statements, reports, compliance matters, and to discuss such other matters as the Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Portfolios’ independent registered public accounting firm and the Board. James M. Concannon (Chair), Jarold W. Boettcher, Albert W. Herman, Glendon E. Johnson, Sr. and Eleanor B. Schwartz are the members of the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met five (5) times.

Executive Committee. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Portfolios except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Henry J. Herrmann (Chair), John A. Dillingham and Frank J. Ross, Jr. are the members of the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met two (2) times.

Nominating Committee. Among its responsibilities, the Nominating Committee evaluates, selects and recommends to the Board candidates for Disinterested Trustees. The Nominating Committee will consider candidates recommended by shareholders of the Trust. Shareholders should direct the names of candidates they wish to be considered to the attention of the Trust’s Nominating Committee, in care of the Trust’s Secretary, at the address of the Trust listed on the front page of this SAI. Such candidates will be considered with any other Trustee candidates. Glendon E. Johnson, Sr. (Chair), John A. Dillingham, Joseph Harroz, Jr. and Eleanor B. Schwartz are the members of the Nominating Committee. During the fiscal year ended December 31, 2009, the Nominating Committee met two (2) times.

Special Compliance & Governance Committee. The Special Compliance & Governance Committee was established to assist and advise the Disinterested Trustees with respect to certain prior regulatory matters involving W&R. Among its responsibilities, the Special Compliance & Governance Committee assists the Board in overseeing the Trust’s compliance program, the Portfolios’ CCO and the Trust’s governance policies. Frank J. Ross, Jr. (chair), John Dillingham, Albert W. Herman and Eleanor B. Schwartz are members of this committee. During the fiscal year ended December 31, 2009, the Special Compliance & Governance Committee met three (3) times.

Special Dilution & Distribution Committee. The Special Dilution and Distribution Committee was established to assist and advise the Disinterested Trustees with respect to dilution and distribution matters relating to a prior regulatory settlement involving W&R. Joseph Harroz, Jr. (chair), James Concannon and Glendon E. Johnson, Sr. are members of this committee. During the fiscal year ended December 31, 2009, the Special Dilution & Distribution Committee met two (2) times.

The Board has authorized the creation of a valuation committee comprised of such persons as may be designated from time to time by WISC and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or as needed) basis for its review and approval.

Ownership of Portfolio Shares

(as of December 31, 2009)

The following table provides information regarding shares of the Portfolios beneficially owned by each Trustee, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (1934 Act), as well as the aggregate dollar range of shares owned, by each Trustee, of funds within the Advisors Fund Complex. The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as the underlying investment vehicle. A Trustee who is not an affiliated person of the Trust may elect to defer all or a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Advisors Fund Complex. The amounts listed below as “owned” shares include any shares in which the Trustee’s deferred compensation is deemed invested.

DISINTERESTED TRUSTEES

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Jarold W. Boettcher	see note 1 below	over $100,000
James M. Concannon	$0	over $100,000
John A. Dillingham	see note 2 below	over $100,000
David P. Gardner	see note 3 below	over $100,000
Joseph Harroz, Jr.	see note 4 below	over $100,000
Robert L. Hechler[1]	$0	over $100,000
Albert W. Herman	$0	$10,001 to $50,000
Glendon E. Johnson, Sr.	$0	over $100,000
Frank J. Ross, Jr.	see note 5 below	over $100,000
Eleanor B. Schwartz	$0	over $100,000

Note 1: Dollar range of shares of the following Portfolios “owned” through deemed investments by Jarold W. Boettcher:

Ivy Funds VIP Asset Strategy	$10,001 to $50,000
Ivy Funds VIP Global Natural Resources	$10,001 to $50,000
Ivy Funds VIP Science and Technology	$10,001 to $50,000

Note 2: Dollar range of shares of the following Portfolio “owned” through deemed investments by John A. Dillingham:

Ivy Funds VIP International Growth	$10,001 to $50,000

Note 3: Dollar range of shares of the following Portfolios “owned” through deemed investments by David P. Gardner:

Ivy Funds VIP Global Natural Resources	$50,001 to $100,000
Ivy Funds VIP International Value	$50,001 to $100,000
Ivy Funds VIP Micro Cap Growth	$10,001 to $50,000
Ivy Funds VIP Mid Cap Growth	$10,001 to $50,000

Note 4: Dollar range of shares of the following Portfolios “owned” through deemed investments by Joseph Harroz, Jr.:

Ivy Funds VIP Global Natural Resources	$50,001 to $100,000
Ivy Funds VIP Small Cap Value	$50,001 to $100,000

Note 4: Dollar range of shares of the following Portfolios “owned” through deemed investments by Frank J. Ross, Jr.:

Ivy Funds VIP Global Natural Resources	$10,001 to $50,000
Ivy Funds VIP International Value	$10,001 to $50,000

[1]	Mr. Hechler began to serve as a Disinterested Trustee of the Trust on January 1, 2010.

INTERESTED TRUSTEES

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Michael L. Avery	$0	over $100,000
Henry J. Herrmann	$0	over $100,000

Compensation

The fees paid to the Trustees are divided among the funds within the Advisors Fund Complex based on each fund’s net assets. During the fiscal year ended December 31, 2009, the Trustees received (or were entitled to receive) the following fees for service as a Trustee (or director of the Corporation) and of each of the other funds within the Advisors Fund Complex:

COMPENSATION TABLE

Disinterested Trustees:	Aggregate Compensation From Trust	Total Compensation from Trust and Advisors Fund Complex[1]
Jarold W. Boettcher	$32,068	$141,000
James M. Concannon	32,068	141,000
John A. Dillingham	33,199	146,000
David P. Gardner[2]	42,100	185,000
Joseph Harroz, Jr.	32,387	142,500
Robert L. Hechler	28,897	127,000
Albert W. Herman	32,068	141,000
Glendon E. Johnson, Sr.	32,866	144,500
Frank J. Ross, Jr.	32,866	144,500
Eleanor B. Schwartz	32,068	141,000

Interested Trustees:
Michael L. Avery	0	0
Henry J. Herrmann	0	0

[1]	No pension or retirement benefits have been accrued as a part of the Trust’s expenses.
[2]

For 2009, Mr. Gardner received an additional fee of $55,000 for his services as Independent Chair of the Board and of the board of trustees of each other trust in the Advisors Fund Complex. For 2010, this fee is $70,000.

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the tables below. The aggregate compensation from the Trust, as indicated above for each Trustee, was allocated to each Portfolio as follows:

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Natural Resources
Jarold W. Boettcher	$4,634	$2,144	$2,198	$2,282	$851	$135	$617
James M. Concannon	4,634	2,144	2,198	2,282	851	135	617
John A. Dillingham	4,786	2,226	2,271	2,373	880	140	636
David P. Gardner	6,085	2,811	2,885	2,995	1,117	177	813
Joseph Harroz, Jr.	4,672	2,172	2,217	2,312	858	136	620
Robert L. Hechler	4,174	1,931	1,979	2,058	766	122	557
Albert W. Herman	4,634	2,144	2,198	2,282	851	135	617
Glendon E. Johnson, Sr.	4,745	2,199	2,250	2,343	872	138	632
Frank J. Ross, Jr.	4,745	2,199	2,250	2,343	872	138	632
Eleanor B. Schwartz	4,634	2,144	2,198	2,282	851	135	617

	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP International Core Equity	Ivy Funds VIP Micro Cap Growth	Ivy Funds VIP Mid Cap Growth
Jarold W. Boettcher	$4,578	$1,032	$1,033	$2,396	$180	$358
James M. Concannon	4,578	1,032	1,033	2,396	180	358
John A. Dillingham	4,747	1,064	1,072	2,487	187	370
David P. Gardner	6,006	1,354	1,361	3,149	237	470
Joseph Harroz, Jr.	4,632	1,041	1,042	2,422	182	360
Robert L. Hechler	4,124	929	933	2,162	163	323
Albert W. Herman	4,578	1,032	1,033	2,396	180	358
Glendon E. Johnson, Sr.	4,694	1,056	1,060	2,459	185	367
Frank J. Ross, Jr.	4,694	1,056	1,060	2,459	185	367
Eleanor B. Schwartz	4,578	1,032	1,033	2,396	180	358

	Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Jarold W. Boettcher	$1,195	$155	$1,463	$1,787	$933	$1,373
James M. Concannon	1,195	155	1,463	1,787	933	1,373
John A. Dillingham	1,233	163	1,515	1,855	967	1,427
David P. Gardner	1,558	205	1,921	2,346	1,224	1,804
Joseph Harroz, Jr.	1,211	158	1,478	1,808	943	1,389
Robert L. Hechler	1,071	141	1,318	1,611	840	1,239
Albert W. Herman	1,195	155	1,463	1,787	933	1,373
Glendon E. Johnson, Sr.	1,222	160	1,500	1,834	956	1,410
Frank J. Ross, Jr.	1,222	160	1,500	1,834	956	1,410
Eleanor B. Schwartz	1,195	155	1,463	1,787	933	1,373

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
Jarold W. Boettcher	$282	$1,018	$779	$326	$152
James M. Concannon	282	1,018	779	326	152
John A. Dillingham	292	1,047	800	333	155
David P. Gardner	370	1,339	1,026	428	200
Joseph Harroz, Jr.	285	1,022	781	326	152
Robert L. Hechler	254	918	703	293	137
Albert W. Herman	282	1,018	779	326	152
Glendon E. Johnson, Sr.	289	1,041	797	332	155
Frank J. Ross, Jr.	289	1,041	797	332	155
Eleanor B. Schwartz	282	1,018	779	326	152

Disclosure is only for portfolios in existence at April 30, 2010.

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$50,000
James M. Concannon	10,000
John A. Dillingham	10,000
David P. Gardner	75,000
Joseph Harroz, Jr.	71,250
Robert L. Hechler	10,000
Albert W. Herman	10,000
Glendon E. Johnson, Sr.	10,000
Frank J. Ross, Jr.	10,000
Eleanor B. Schwartz	14,100

The Trust’s officers are paid by WRIMCO or its affiliates.

The Board has created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who has attained the age of 70 may, or if initially elected on or after May 31, 1993, to the Board or to the board of trustees of another trust in the Advisors Fund Complex (Other Trust), or as a director of the Corporation or of another fund in the Advisors Fund Complex to which an Other Trust is the successor (Director), and has attained the age of 78 must, resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee or Director for at least five years which need not have been consecutive.

A Trustee or Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Trustee or Director. For a Trustee or Director initially elected before May 31, 1993, such annual fee is payable as long as the Trustee or Director holds Emeritus status, which may be for the remainder of his or her lifetime. A Trustee or Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Trustee or Director began his or her Emeritus service, or in an equivalent lump sum. A Trustee or Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her Emeritus capacity, but he or she has no authority or responsibility with respect to the management of the Trust. Messrs. William T. Morgan, Ronald K. Richey, Frederick Vogel III and Paul S. Wise each retired as Director of the Corporation and as Director of each of the other funds in the Advisors Fund Complex and, as applicable, Ivy Funds, Inc. that were overseen by the Director at the time of his retirement, and each serves as Director Emeritus. Each of the current Directors Emeritus was initially elected to a Board of Directors of a fund in the Advisors Fund Complex before May 31, 1993, and each therefore receives an amount equal to the annual retainer he was receiving at the time he resigned as a Director for as long as he holds Director Emeritus status, which may be for the remainder of his lifetime.

The fees paid to each Director Emeritus are allocated among the funds that were overseen by the Director at the time he elected Emeritus status, based on each fund’s net assets at that time. The following table shows the fees paid to each Director Emeritus, and the portion of that fee paid by the Trust, for the fiscal year ended December 31, 2009.

Director Emeritus	Compensation from Trust	Total Compensation paid to Director Emeritus
Henry L. Bellmon [1]	$3,264	$36,000
John F. Hayes [2]	9,916	45,000
William T. Morgan	8,600	65,500
Ronald K. Richey	4,620	48,000
Frederick Vogel III	17,352	78,500
Paul S. Wise	4,620	48,000

[1]	Mr. Bellmon received Emeritus fees until the time of his death on September 28, 2009.
[2]

Mr. Hayes elected Emeritus status after he resigned from the Board on April 7, 2009, and served as such until the time of his death on January 14, 2010. During the fiscal year ended December 31, 2009, and prior to his resignation, Mr. Hayes received fees for service as a Trustee (or director of a predecessor fund) of $14,533 and total compensation from the Trust (or a predecessor fund) and the Advisors Fund Complex of $66,000.

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the tables below. The compensation paid by the Trust for each Director Emeritus for the fiscal year ended December 31, 2009, was allocated to each Portfolio as follows:1

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Natural Resources
Henry L. Bellmon	$18	$120	$183	$1,107	$0	$0	$0
John F. Hayes	1,468	696	715	697	255	39	163
William T. Morgan	351	481	548	2,164	0	0	0
Ronald K. Richey	28	180	244	1,576	0	0	0
Frederick Vogel III	1,732	1,500	768	2,016	244	0	280
Paul S. Wise	28	180	244	1,576	0	0	0

	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP International Core Equity	Ivy Funds VIP Micro Cap Growth	Ivy Funds VIP Mid Cap Growth
Henry L. Bellmon	$1,092	$210	$201	$0	$0	$0
John F. Hayes	1,454	335	286	689	52	103
William T. Morgan	2,379	321	455	0	0	0
Ronald K. Richey	1,512	252	320	0	0	0
Frederick Vogel III	3,148	576	680	1,632	160	116
Paul S. Wise	1,512	252	320	0	0	0

	Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Henry L. Bellmon	$66	$0	$18	$249	$0	$0
John F. Hayes	451	41	455	535	287	405
William T. Morgan	225	0	597	896	0	183
Ronald K. Richey	108	0	48	352	0	0
Frederick Vogel III	200	176	980	1,484	560	1,024
Paul S. Wise	108	0	48	352	0	0

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
Henry L. Bellmon	$0	$0	$0	$0	$0
John F. Hayes	91	285	216	98	51
William T. Morgan	0	0	0	0	0
Ronald K. Richey	0	0	0	0	0
Frederick Vogel III	0	0	0	0	0
Paul S. Wise	0	0	0	0	0

[1]	Disclosure is only for Portfolios in existence at April 30, 2010.

Code of Ethics

The Trust, Advantus Capital Management, Inc., Mackenzie Financial Corporation, Wall Street Associates, LLC, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Portfolio. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Trust, as of July 31, 2010, regarding the beneficial ownership of 5% or more of any Portfolio’s shares.

Name and Address of Beneficial Owner	Portfolio	Shares owned Beneficially or of Record	Percent
Minnesota Life Insurance Co	Asset Strategy	8,638,513	6.77%
Individual Annuities	Balanced	10,619,203	25.75%
400 Robert St N	Global Natural Resources	2,840,631	8.06%
Saint Paul MN 55101-2015	Growth	13,775,749	15.08%
	International Core Equity	9,454,196	27.45%
	Micro Cap Growth	461,109	18.57%
	Small Cap Growth	4,408,545	10.73%
	Small Cap Value	2,739,428	18.79%
	Value	5,039,111	9.56%

Minnesota Life Insurance Co	Asset Strategy	7,674,527	6.01%
Individual Life	Balanced	13,984,391	33.91%
400 Robert St N	Growth	17,099,717	18.72%
Saint Paul MN 55101-2015	International Core Equity	10,723,809	31.13%
	Micro Cap Growth	917,253	36.94%
	Small Cap Growth	9,341,453	22.74%
	Small Cap Value	3,892,762	26.71%
	Value	10,215,999	19.39%

Minnesota Life Insurance Co	International Core Equity	3,768,926	10.94%
Group Life	Small Cap Value	1,332,385	9.14%
400 Robert St N
Saint Paul MN 55101-2015

Minnesota Life Insurance Company	Asset Strategy	7,566,990	5.93%
Minnesota Life WRVA	Bond	11,034,076	10.40%
400 Robert St N	Dividend Opportunities	2,561,779	6.48%
Saint Paul MN 55101-2015	Energy	1,601,184	24.94%
	Global Natural Resources	4,413,885	12.53%
	Growth	4,776,241	5.23%
	High Income	11,361,869	16.59%
	International Core Equity	2,086,254	6.06%
	International Growth	2,462,718	6.47%
	Micro Cap Growth	422,006	17.00%
	Mid Cap Growth	2,064,437	13.61%
	Money Market	11,189,031	6.86%
	Pathfinder Aggressive	1,376,624	9.88%
	Pathfinder Conservative	5,014,919	43.05%
	Pathfinder Moderate	23,063,499	30.23%
	Pathfinder Moderately Aggressive	23,532,172	30.19%
	Pathfinder Moderately Conservative	6,934,049	29.07%
	Real Estate Securities	1,977,958	31.87%
	Science and Technology	1,842,013	9.13%
	Small Cap Value	1,496,682	10.27%
	Value	7,619,099	14.46%

Nationwide Life and Annuity Insurance	Asset Strategy	6,613,267	5.25%
Company	Bond	6,895,240	6.50%
NWVA-D	Core Equity	3,951,534	10.30%
c/o IPO Portfolio Accounting	Energy	408,447	6.36%
P O Box 182029	Global Natural Resources	2,027,602	5.75%
Columbus OH 43218-2029	Growth	4,915,094	5.38%
	High Income	6,764,726	9.88%
	Real Estate Securities	434,984	7.01%
	Science and Technology	1,651,181	8.19%
	Small Cap Growth	2,274,998	5.54%
	Value	2,679,366	5.08%

Nationwide Life Insurance Company	Asset Strategy	6,444,717	5.05%
NWVAII
c/o IPO Portfolio Accounting
P O Box 182029
Columbus OH 43218-2029

Nationwide Insurance Company	Real Estate Securities	345,622	5.57%
NWVLI5
c/o IPO Portfolio Accounting
P O Box 182029
Columbus OH 43218-2029

Nationwide Insurance Company	Asset Strategy	26,991,448	21.15%
NWVA9	Balanced	6,395,107	15.51%
c/o IPO Portfolio Accounting	Bond	21,205,049	19.99%
P O Box 182029	Core Equity	12,286,064	32.01%
Columbus OH 43218-2029	Dividend Opportunities	3,606,402	9.12%
	Energy	2,069,410	32.23%
	Global Natural Resources	7,061,620	20.04%
	Growth	14,931,101	16.35%
	High Income	25,926,906	37.85%
	International Growth	5,846,630	15.35%
	Micro Cap Growth	258,245	10.40%
	Mid Cap Growth	2,088,278	13.77%
	Money Market	32,124,121	19.71%
	Real Estate Securities	1,700,294	27.39%
	Science and Technology	5,537,276	27.45%
	Small Cap Growth	7,866,647	19.15%
	Value	11,240,989	21.33%

Nationwide Insurance Company	Asset Strategy	16,087,697	12.60%
NWVA12	Balanced	2,809,998	6.81%
c/o IPO Portfolio Accounting	Bond	8,737,851	8.24%
P O Box 182029	Core Equity	4,238,484	11.04%
Columbus OH 43218-2029	Dividend Opportunities	6,194,320	15.67%
	Energy	1,729,548	26.94%
	Global Natural Resources	4,363,227	12.38%
	Growth	5,382,587	5.89%
	High Income	9,222,649	13.46%
	International Growth	2,000,859	5.25%
	Micro Cap Growth	272,732	10.98%
	Mid Cap Growth	3,463,248	22.83%
	Money Market	15,493,187	9.50%
	Pathfinder Aggressive	12,181,894	87.46%
	Pathfinder Conservative	6,622,185	56.85%
	Pathfinder Moderate	52,716,857	69.09%
	Pathfinder Moderately Aggressive	53,753,641	68.97%
	Pathfinder Moderately Conservative	16,856,433	70.66%
	Real Estate Securities	1,501,723	24.19%
	Science and Technology	1,938,137	9.61%
	Value	5,123,707	9.72%

Ohio National Life Insurance Co	Asset Strategy	32,352,018	25.35%
For the Benefit of its Separate Accounts	Global Natural Resources	12,816,087	36.37%
1 Financial Way	Science and Technology	1,543,315	7.65%
Cincinnati OH 45242-5851

UMB Bank as Custodian for	Money Market	11,293,403	6.93%
Ivy Funds VIP Pathfinder
Conservative Fund Master Account
c/o Carrie Kelly
6300 Lamar Ave
Mission KS 66202-4247

UMB Bank as Custodian for	Bond	19,047,104	17.95%
Ivy Funds VIP Pathfinder	Dividend Opportunities	9,538,174	24.13%
Moderate Fund Master Account	International Core Equity	1,999,459	5.80%
c/o Carrie Kelly	International Growth	6,122,613	16.07%
6300 Lamar Ave	Mid Cap Growth	2,088,744	13.77%
Mission KS 66202-4247	Money Market	35,108,602	21.54%
	Small Cap Value	1,078,000	7.40%
	Value	3,487,760	6.62%

UMB Bank as Custodian for	Bond	16,168,514	15.24%
Ivy Funds VIP Pathfinder Mod	Dividend Opportunities	9,719,349	24.59%
Aggress Fund Master Account	International Core Equity	2,546,916	7.39%
c/o Carrie Kelly	International Growth	7,798,368	20.47%
6300 Lamar Ave	Mid Cap Growth	2,660,385	17.54%
Mission KS 66202-4247	Money Market	17,881,116	10.97%
	Small Cap Value	1,922,628	13.19%
	Value	3,554,084	6.74%

UMB Bank as Custodian for	Bond	7,200,974	6.79%
Ivy Funds VIP Pathfinder Mod	Dividend Opportunities	3,090,868	7.82%
Conserv Fund Master Account	Money Market	17,065,457	10.47%
c/o Carrie Kelly
6300 Lamar Ave
Mission KS 66202-4247

United Investors Life	Balanced	2,657,413	6.44%
Advantage II	Bond	6,083,935	5.73%
P O Box 10287	Core Equity	10,202,753	26.59%
Birmingham AL 35202-0287	Growth	13,009,503	14.24%
	High Income	8,180,309	11.94%
	International Growth	4,213,579	11.06%
	Money Market	9,137,418	5.61%
	Science and Technology	3,198,040	15.86%
	Small Cap Growth	5,523,282	13.45%

United Investors Life	Science and Technology	1,323,039	6.56%
Variable Universal Life (Plus)
P O Box 10287
Birmingham AL 35202-0287

As of July 31, 2010, all of the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any portfolio.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

The Trust has an Investment Management Agreement (Management Agreement) with WRIMCO with respect to Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative and Ivy Funds VIP Pathfinder Conservative and a separate Investment Management Agreement with WRIMCO, effective April 10, 2009, with respect to Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Global Natural Resources, and Ivy Funds VIP Real Estate Securities (each, a Management Agreement). Under the Management Agreement, as to each Portfolio, WRIMCO is employed to supervise the investments of the Portfolio and provide investment advice to the Portfolio or monitor and supervise the activities of a subadvisor, if applicable. The Management Agreement obligates WRIMCO to make investments for the account of each Portfolio in accordance with its best judgment and within the investment objective(s) and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to RICs, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by each Portfolio and places the orders (except to the extent those services are provided by the Portfolio’s investment subadvisor). The Management Agreement with respect to Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Micro Cap Growth, and Ivy Funds VIP Real Estate Securities also authorizes WRIMCO to appoint one or more qualified investment subadvisors to provide these Portfolios with certain services required by the Management Agreement.

WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

WRIMCO and/or its predecessor have served as investment manager to each of the funds within the Advisors Fund Complex since each fund’s inception and to each of their respective predecessor funds (each, a Predecessor Fund). Waddell & Reed serves as principal underwriter and distributor for the Trust and for each of the funds within Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios and served as principal underwriter and distributor to their respective Predecessor Funds.

Each Management Agreement provides that it may be renewed year to year as to each applicable Portfolio, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of the Disinterested Trustees. The Management Agreement also provides that either party has the right to terminate it as to a Portfolio, without penalty, upon 60 days’ written notice by the Trust to WRIMCO and 120 days’ written notice by WRIMCO to the Trust, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Subadvisory Agreements

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Real Estate Securities, subject to the general control of the Board. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolios. Advantus Capital had approximately $18.5 billion in assets under management as of December 31, 2009.

Advantus Capital acts as investment subadvisor to Ivy Funds VIP Real Estate Securities under an Investment Subadvisory Agreement (the Advantus Capital Agreement) with WRIMCO.

The Advantus Capital Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Advantus Capital Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to Advantus Capital, or by Advantus Capital on 60 days’ written notice to WRIMCO. Unless sooner terminated, the Advantus Capital Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the Advantus Capital Agreement, cast in person at a meeting called for the purpose of voting on such approval.

For its services, Advantus Capital receives a subadvisory fee from WRIMCO, at an annual rate of 0.48% of the average daily net assets of Ivy Funds VIP Real Estate Securities. The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

Mackenzie Financial Corporation (Mackenzie) is a wholly owned subsidiary of IGM Financial Inc. Mackenzie, with offices at 180 Queen Street West, Toronto, Ontario, Canada, M5V 3K1, is a corporation organized under the laws of Ontario. Mackenzie is registered in Ontario as a mutual fund dealer and also registered with the SEC as an investment adviser. Mackenzie has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Global Natural Resources, subject to the general control of the Board. Mackenzie had approximately $60.6 billion USD in assets under management as of December 31, 2009.

Mackenzie acts as investment subadvisor to Ivy Funds VIP Global Natural Resources under an Investment Subadvisory Agreement (the Mackenzie Agreement) with WRIMCO.

The Mackenzie Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Mackenzie Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to Mackenzie, or by Mackenzie on 60 days’ written notice to WRIMCO. Unless sooner terminated, the Mackenzie Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the Mackenzie Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Global Natural Resources, WRIMCO pays to Mackenzie a subadvisory fee computed at an annual rate, accrued daily and payable in arrears on the last day of each calendar month, pursuant to the following schedule:

Net Portfolio Assets	Fee Payable to Mackenzie as a Percentage of the Portfolio’s Average Net Assets
Up to $500 million	0.500%
Over $500 million and up to $1 billion	0.425%
Over $1 billion and up to $2 billion	0.415%
Over $2 billion and up to $3 billion	0.400%
Over $3 billion	0.380%

Wall Street Associates, LLC (WSA), a limited liability corporation with principal offices at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Micro Cap Growth, subject to the general control of the Board. WSA, founded in 1987, provides investment advisory services for institutional clients and high net worth individuals. WSA had approximately $1.6 billion in assets under management as of December 31, 2009.

WSA acts as investment subadvisor to Ivy Funds VIP Micro Cap Growth under an Investment Subadvisory Agreement (the WSA Agreement) with WRIMCO.

The WSA Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the WSA Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to WSA, or by WSA on 60 days’ written notice to WRIMCO. Unless sooner terminated, the WSA Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the WSA Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Micro Cap Growth, WRIMCO pays to WSA a subadvisory fee computed at an annual rate of 0.50%, of the average daily net assets of Ivy Funds VIP Micro Cap Growth. The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

Payments for Management Services

Under its Management Agreement, for WRIMCO’s management services, each Portfolio pays WRIMCO a fee as described in the Prospectus. Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the table below. The management fees paid to WRIMCO, during the last three fiscal years for each Portfolio then in existence were as follows:

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP Asset Strategy	$5,921,557	$6,015,566	$5,069,591
Ivy Funds VIP Balanced	2,483 218	3,338,840	3,934,013
Ivy Funds VIP Bond	1,864,778	1,479,216	1,241,780
Ivy Funds VIP Core Equity	2,700,267	4,086,170	5,322,329
Ivy Funds VIP Dividend Opportunities	1,096,400	875,770	712,494
Ivy Funds VIP Energy	212,277	250,423	115,546
Ivy Funds VIP Global Natural Resources	1,281,579	1,384,681	1,242,357
Ivy Funds VIP Growth	5,527,705	7,317,953	8,444,028
Ivy Funds VIP High Income	1,165,597	1,195,434	1,330,756
Ivy Funds VIP International Core Equity	3,636,684	4,331,885	5,277,695
Ivy Funds VIP International Growth	1,626,456	1,891,208	2,245,577
Ivy Funds VIP Micro Cap Growth	299,569	412,223	577,213
Ivy Funds VIP Mid Cap Growth	572,379	460,894	409,554
Ivy Funds VIP Money Market	756,367	558,166	319,599
Ivy Funds VIP Real Estate Securities	240,845	391,215	537,161
Ivy Funds VIP Science and Technology	2,207,910	2,685,812	3,212,675
Ivy Funds VIP Small Cap Growth	2,620,851	3,435,591	4,723,598
Ivy Funds VIP Small Cap Value	1,387,677	1,547,856	1,765,203
Ivy Funds VIP Value	1,680,534	2,113,638	2,677,188
Ivy Funds VIP Pathfinder Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderate	—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—	—
Ivy Funds VIP Pathfinder Conservative	—	—	—

Each Portfolio accrues and pays this fee daily.

The Management Agreement for each Portfolio permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for accounting services (the Accounting Services Agreement) and a separate agreement for transfer agency services (the Transfer Agency Agreement) with the Trust for the Portfolio. Each Management Agreement contains detailed provisions as to the matters to be considered by the Board prior to approving any Accounting Services Agreement or Transfer Agency Agreement.

Accounting Services

Under the Accounting Services Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), for each Portfolio, WISC provides the Portfolio with bookkeeping and accounting services and assistance and other administrative services, including maintenance of the Portfolio’s records, pricing of the Portfolio’s shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval.

Accounting Services Fees

Under the Accounting Services Agreement for each Portfolio except the Pathfinder Portfolios, each Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$958
$ 25 - $ 50 million	$1,925
$ 50 - $100 million	$2,958
$100 - $200 million	$4,033
$200 - $350 million	$5,267
$350 - $550 million	$6,875
$550 - $750 million	$8,025
$750 - $ 1.0 billion	$10,133
$1.0 billion and over	$12,375

Under the Accounting Services Agreement for each Pathfinder Portfolio, the Pathfinder Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$479.00
$ 25 - $ 50 million	$962.50
$ 50 - $100 million	$1,479.00
$100 - $200 million	$2,016.50
$200 - $350 million	$2,633.50
$350 - $550 million	$3,437.50
$550 - $750 million	$4,012.50
$750 - $ 1.0 billion	$5,066.50
$1.0 billion and over	$6,187.50

Each Portfolio also pays monthly a fee paid at the annual rate of 0.01% or one basis point of average daily net assets for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Portfolio assets are at least $10 million.

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the table below. Fees paid to WISC for accounting services by each of the Portfolios for the past three fiscal years were:

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP Asset Strategy	$203,787	$201,174	$177,150
Ivy Funds VIP Balanced	109,934	130,219	152,530
Ivy Funds VIP Bond	115,272	94,618	87,603
Ivy Funds VIP Core Equity	119,530	151,090	191,562
Ivy Funds VIP Dividend Opportunities	64,050	60,902	53,212
Ivy Funds VIP Energy	19,801	22,169	7,751
Ivy Funds VIP Global Natural Resources	56,895	59,009	57,636
Ivy Funds VIP Growth	189,891	236,107	248,499

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP High Income	$73,188	$76,235	$84,481
Ivy Funds VIP International Growth	73,625	81,881	89,583
Ivy Funds VIP International Core Equity	121,942	140,474	158,348
Ivy Funds VIP Micro Cap Growth	25,289	29,495	41,589
Ivy Funds VIP Mid Cap Growth	39,136	37,820	34,127
Ivy Funds VIP Money Market	75,945	61,260	43,493
Ivy Funds VIP Real Estate Securities	19,978	28,481	40,439
Ivy Funds VIP Science and Technology	89,138	102,814	120,404
Ivy Funds VIP Small Cap Growth	94,049	118,010	146,266
Ivy Funds VIP Small Cap Value	64,756	69,029	82,769
Ivy Funds VIP Value	85,965	93,268	120,877
Ivy Funds VIP Pathfinder Aggressive	19,657	9,583	—
Ivy Funds VIP Pathfinder Moderately Aggressive	48,813	16,131	—
Ivy Funds VIP Pathfinder Moderate	41,145	11,141	—
Ivy Funds VIP Pathfinder Moderately Conservative	23,127	3,228	—
Ivy Funds VIP Pathfinder Conservative	12,770	1,058	—

Since each Portfolio pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WISC, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Waddell & Reed and affiliates pay the Trust’s Trustees and officers who are affiliated with WRIMCO and Waddell & Reed. The Trust pays the fees and expenses of its other Trustees. The Trust pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Transfer Agency Services

Under the Transfer Agency Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), a subsidiary of Waddell & Reed, for each Portfolio WISC performs transfer agency functions, including the maintenance of shareholder accounts which are the separate accounts of the Participating Insurance Companies, the issuance, transfer and redemption of shares, distribution of dividends and other distributions and payment of redemption proceeds, and the furnishing of related information to the Portfolio. A new Transfer Agency Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval. The Trust pays certain out-of-pocket expenses of WISC, which are 1) the charges of a sub-agent used by WISC in performing services under the Transfer Agency Agreement, and 2) the cost of providing and/or mailing prospectuses to certain Policy holders (Policyowners).

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the table below. Fees paid to WISC for such out-of-pocket expenses for the last three fiscal years for each Portfolio then in existence were as follows:

	2009	2008	2007
Ivy Funds VIP Asset Strategy	$41,142	$8,141	$21,760
Ivy Funds VIP Balanced	34,923	4,312	19,486
Ivy Funds VIP Bond	19,049	2,992	3,440
Ivy Funds VIP Core Equity	33,819	5,354	21,880
Ivy Funds VIP Dividend Opportunities	8,971	1,218	2,977
Ivy Funds VIP Energy	4,780	277	544
Ivy Funds VIP Global Natural Resources	11,931	1,285	5,703
Ivy Funds VIP Growth	82,834	9,718	41,135
Ivy Funds VIP High Income	15,284	1,840	6,939
Ivy Funds VIP International Core Equity	64,243	4,749	20,655
Ivy Funds VIP International Growth	19,740	2,086	8,594
Ivy Funds VIP Micro Cap Growth	10,976	435	2,066
Ivy Funds VIP Mid Cap Growth	6,325	550	1,397
Ivy Funds VIP Money Market	8,809	1,215	2,314
Ivy Funds VIP Real Estate Securities	6,529	451	2,079
Ivy Funds VIP Science and Technology	27,996	2,953	12,184
Ivy Funds VIP Small Cap Growth	57,695	3,741	9,172
Ivy Funds VIP Small Cap Value	35,148	1,736	6,867
Ivy Funds VIP Value	32,323	2,799	12,921
Ivy Funds VIP Pathfinder Aggressive	3,278	251	—
Ivy Funds VIP Pathfinder Moderately Aggressive	5,178	472	—
Ivy Funds VIP Pathfinder Moderate	4,713	288	—
Ivy Funds VIP Pathfinder Moderately Conservative	2,961	100	—
Ivy Funds VIP Pathfinder Conservative	2,930	35	—

Distribution Services

Pursuant to the Principal Underwriting Agreement entered into between Waddell & Reed and the Trust, Waddell & Reed offers shares of the Portfolios to Participating Insurance Companies and may also engage in marketing and other promotional activities intended to result in the inclusion of shares of the Trust as investment options under variable life insurance and annuity products.

Service Plan

Under a Service Plan (Plan) adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Portfolio (other than Ivy Funds VIP Money Market and the Pathfinder Portfolios) may pay Waddell & Reed a fee not to exceed 0.25% of the Portfolio’s average annual net assets, paid daily, to compensate Waddell & Reed and unaffiliated third parties for costs and expenses in connection with the provision of personal services to Policyowners.

The Plan permits Waddell & Reed to be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Policyowners and/or maintenance of Policyowner accounts; increasing services provided to Policyowners by office personnel; engaging in other activities useful in providing personal service to Policyowners; and in compensating broker-dealers who may regularly sell Policies, and other third parties, for providing shareholder services and/or maintenance of Policyowner accounts. The only Trustees or interested persons, as defined in the 1940 Act, of the Trust who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed. The Plan is anticipated to benefit each Portfolio and the Policyowners through Waddell & Reed’s activities to provide directly, or indirectly, personal services to the Policyowners and thereby promote the maintenance of their accounts with respect to investment in the Portfolio. The Trust anticipates that Policyowners investing in a Portfolio may benefit to the extent that Waddell & Reed’s activities are successful in increasing the assets of the Portfolio through reduced redemptions and reducing a Policyowner’s share of Portfolio expenses. In addition, the Trust anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Trust and Policyowners.

The Plan was approved by the Board, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, Plan Trustees). The Plan was also approved as to each Portfolio by the shareholders of the Portfolio.

Among other things, the Plan provides that (1) Waddell & Reed will provide to the Trustees at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Board including the Plan Trustees, acting in person at a meeting called for that purpose, (3) amounts to be paid by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist as of December 31, 2009, and, therefore, are not included in the table below. During the fiscal year ended December 31, 2009, each Portfolio paid the following amount under the Plan:

Ivy Funds VIP Asset Strategy	$2,117,084
Ivy Funds VIP Balanced	886,865
Ivy Funds VIP Bond	981,465
Ivy Funds VIP Core Equity	964,382
Ivy Funds VIP Dividend Opportunities	391,572
Ivy Funds VIP Energy	62,435
Ivy Funds VIP Global Natural Resources	320,403
Ivy Funds VIP Growth	1,970,504
Ivy Funds VIP High Income	466,243
Ivy Funds VIP International Core Equity	1,069,614
Ivy Funds VIP International Growth	478,370
Ivy Funds VIP Micro Cap Growth	78,834
Ivy Funds VIP Mid Cap Growth	168,347
Ivy Funds VIP Money Market	—	*
Ivy Funds VIP Real Estate Securities	66,902
Ivy Funds VIP Science and Technology	649,388
Ivy Funds VIP Small Cap Growth	770,839
Ivy Funds VIP Small Cap Value	408,141
Ivy Funds VIP Value	600,191
Ivy Funds VIP Pathfinder Aggressive	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—
Ivy Funds VIP Pathfinder Moderate	—
Ivy Funds VIP Pathfinder Moderately Conservative	—
Ivy Funds VIP Pathfinder Conservative	—

*	The Ivy Funds VIP Money Market Service Plan was terminated effective January 31, 2009.

Custodial and Auditing Services

The Portfolios’ custodian is UMB Bank, n.a., and its address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Portfolios’ cash and securities. Deloitte & Touche LLP, located at 1100 Walnut, Suite 3300, Kansas City, Missouri the Trust’s independent registered public accounting firm, audits the financial statements and financial highlights of each Portfolio.

PORTFOLIO MANAGERS

Portfolio Managers employed by WRIMCO

The following tables provide information relating to the portfolio managers of the Portfolios as of December 31, 2009. Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond were not in existence as of December 31, 2009, and, therefore, information for those Portfolios is not included below. Information for Mark Otterstrom, portfolio manager for Ivy Funds VIP Limited-Term Bond, is included because he manages another Portfolio, which is the information that is provided for him in the chart below. Information for Mark Beischel and Daniel Vrabac, Ivy Funds VIP Global Bond’s portfolio managers, is not included below as they do not currently manage any other Portfolios.

Michael Avery—Ivy Funds VIP Asset Strategy, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$25,624.8	$0	$227.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Becker—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	30
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	1
Assets Managed (in millions)	$2,986.1	$2,397.8	$1,715.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$282.3	$24.7

Erik Becker—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,266	$90.1	$303.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Chace Brundige—Ivy Funds VIP International Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,034.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Ryan Caldwell—Ivy Funds VIP Asset Strategy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$24,852.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David Ginther—Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$1,419.5	$58.5	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$104.1	$0

John Maxwell—Ivy Funds VIP International Core Equity*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$652.8	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	WRIMCO assumed direct investment management responsibility for Ivy Funds VIP International Core Equity effective May 27, 2009.

Kenneth McQuade—Ivy Funds VIP Small Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$355.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

William Nelson—Ivy Funds VIP High Income

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,465.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Matthew Norris—Ivy Funds VIP Small Cap Value*

                                 Ivy Funds VIP Value

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$707	$0	$44.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Norris assumed portfolio management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.

Mark Otterstrom—Ivy Funds VIP Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	17
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,737.4	$0	$578.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Cynthia Prince-Fox—Ivy Funds VIP Balanced

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,137.1	$0	$70.3
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Philip Sanders—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	0
Assets Managed (in millions)	$2,986.1	$2,397.8	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$282.3	$0

Kimberly Scott—Ivy Funds VIP Mid Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,401.5	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Zachary Shafran—Ivy Funds VIP Science and Technology

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,646.2	$0	$2.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mira Stevovich—Ivy Funds VIP Money Market

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,665.4	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gustaf Zinn—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,266	$90.7	$303.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. WRIMCO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. WRIMCO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to WRIMCO’s Allocation Procedures.

WRIMCO and the Portfolios have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

WRIMCO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by WRIMCO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager’s bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by WRIMCO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by WRIMCO (or its affiliate), WDR’s 401(k) plan offers mutual funds managed by WRIMCO (or its affiliate) as investment options. No compensation is based upon the amount of the mutual fund assets under management.

Ownership of Securities

As of December 31, 2009, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Michael Avery	Ivy Funds VIP Asset Strategy	$0	over $1,000,000
	Ivy Funds VIP Pathfinder Aggressive	$0
	Ivy Funds VIP Pathfinder Moderately Aggressive	$0
	Ivy Funds VIP Pathfinder Moderate	$0
	Ivy Funds VIP Pathfinder Moderately Conservative	$0
	Ivy Funds VIP Pathfinder Conservative	$0
Daniel Becker	Ivy Funds VIP Growth	$0	$10,001 to $50,000
Erik Becker	Ivy Funds VIP Core Equity	$0	$100,001 to $500,000
Mark Beischel	Ivy Funds VIP Global Bond**	$0	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$0	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$0	$10,001 to $50,000
David Ginther	Ivy Funds VIP Dividend Opportunities Ivy Funds VIP Energy	$0 $0	over $1,000,000
John Maxwell	Ivy Funds VIP International Core Equity	$0	$500,001 to $1,000,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$0	$500,001 to $1,000,000
William Nelson	Ivy Funds VIP High Income	$0	$500,001 $1,000,000
Matthew Norris	Ivy Funds VIP Small Cap Value*** Ivy Funds VIP Value	$0 $0	$500,001 to $1,000,000
Mark Otterstrom	Ivy Funds VIP Bond Ivy Funds VIP Limited-Term Bond**	$0 $0	$500,001 to $1,000,000
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$0	over $1,000,000
Philip Sanders	Ivy Funds VIP Growth	$0	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$0	$100,001 to $500,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$0	$100,001 to $500,000
Mira Stevovich	Ivy Funds VIP Money Market	$0	$500,001 to $1,000,000
Daniel Vrabac	Ivy Funds VIP Global Bond**		$$500,001 to $1,000,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$0	$100,001 to $500,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
**	Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond were not effective until August 23, 2010.
***	Mr. Norris assumed portfolio management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.

A portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of December 31, 2009, the dollar range of shares of the Portfolios deemed owned by each portfolio manager is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Michael Avery	Ivy Funds VIP Asset Strategy	$100,001 to $500,000	$100,001 to $500,000
	Ivy Funds VIP Pathfinder Aggressive	$0
	Ivy Funds VIP Pathfinder Moderately Aggressive	$0
	Ivy Funds VIP Pathfinder Moderate	$0
	Ivy Funds VIP Pathfinder Moderately Conservative	$0
	Ivy Funds VIP Pathfinder Conservative	$0
Daniel Becker	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
Erik Becker	Ivy Funds VIP Core Equity	$100,001 to $500,000	$100,001 to $500,000
Mark Beischel	Ivy Funds VIP Global Bond**	$100,001 to $500,000	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$100,001 to $500,000	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$100,001 to $500,000	$100,001 to $500,000
David Ginther	Ivy Funds VIP Dividend Opportunities Ivy Funds VIP Energy	$100,001 to $500,000 $100,001 to $500,000	$100,001 to $500,000
John Maxwell	Ivy Funds VIP International Core Equity	$100,001 to $500,000	$100,001 to $500,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$50,001 to $100,000	$50,001 to $100,000
William Nelson	Ivy Funds VIP High Income	$100,001 to $500,000	$100,001 to $500,000
Matthew Norris	Ivy Funds VIP Small Cap Value*** Ivy Funds VIP Value	$0 $50,001 to $100,000	$50,001 to $100,000
Mark Otterstrom	Ivy Funds VIP Bond Ivy Funds VIP Limited-Term Bond**	$100,001 to $500,000 $0	$100,001 to $500,000

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$100,001 to $500,000	$100,001 to $500,000
Philip Sanders	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$500,001 to $1,000,000	$500,001 to $1,000,000
Mira Stevovich	Ivy Funds VIP Money Market	$10,001 to $50,000	$10,001 to $50,000
Daniel Vrabac	Ivy Funds VIP Global Bond**	$500,001 to $1,000,000	$500,001 to $1,000,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$100,001 to $500,000	$100,001 to $500,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
**	Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond were not effective until August 23, 2010.
***	Mr. Norris assumed portfolio management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.
[1]	Shares deemed owned in any fund within the Fund Complex which is managed by the Manager.

Portfolio Managers employed by Advantus Capital Management, Inc.

The following tables provide information relating to the portfolio managers of the specified Portfolios as of December 31, 2009:

Joseph R. Betlej—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed	$398.9	$22.1	$41.1
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Lowell R. Bolken—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$398.9	$22.1	$41.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

In the judgment of WRIMCO and Advantus Capital, no material conflicts of interest are likely to arise in connection with a portfolio manager’s management of the Portfolio on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital’s code of ethics. The Portfolio and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between the Portfolio and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager’s compensation, but no portfolio manager’s compensation structure favors one account over another on the basis of performance.

Compensation

As of the end of the Portfolio’s most recent fiscal year, each portfolio manager of a Portfolio is compensated for managing the Portfolio and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary – the portfolio manager’s total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus – the portfolio manager is eligible for an annual bonus that is based on the portfolio manager’s ability to meet predetermined goals. Of the total goal, approximately 80% is based on the gross pre-tax investment performance versus an appropriate benchmark and peer group. In the case of the Portfolio, the appropriate benchmark is the Portfolio’s benchmark index described in the Portfolio’s prospectus. Appropriate peer groups are determined using applicable investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 20%) are based on subjective fulfillment of position duties.

Long-term Incentive – the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital’s strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

Deferred Compensation – the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share – the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients including Ivy Funds VIP Real Estate Securities. Revenues received from accounts of Advantus Capital or any of its affiliates, are not subject to revenue share.

Ownership of Securities

As of December 31, 2009, the dollar range of shares of the Portfolio beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Real Estate Securities	Dollar Range of Shares owned in Fund Complex
Joseph R. Betlej	$0	$0
Lowell R. Bolken	$0	$0

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.

Portfolio Managers employed by Mackenzie Financial Corporation

The following provides information relating to the portfolio manager of the Ivy Funds VIP Global Natural Resources as of December 31, 2009:

Fred Sturm

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	2	0
Assets Managed (in millions)	$8,354.4	$28.3	$76.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$28.3	$0

Conflicts of Interest

Mackenzie, and the portfolio manager as its representative, may have other clients that lead to a variance in compensation schemes, however, Mackenzie has in place a Code of Conduct and Trade Allocation Policy which require fair treatment of all accounts. The portfolio manager, subject to the Code of Conduct, may invest in securities held by the Portfolio. The portfolio manager may also invest directly in other funds with overlapping mandates. Mackenzie reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented (amongst others) with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Portfolio.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Mackenzie has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the Portfolio, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the other account.

•

Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•

Mackenzie and the Portfolio have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Mackenzie Financial Corporation (Mackenzie) compensates its portfolio managers and investment analysts through a combination of salary, bonuses and employee benefits. Mackenzie seeks to pay competitive base salaries based on the portfolio manager’s or investment analyst’s experience, level of responsibility, and length of service with Mackenzie. Mackenzie regularly engages service providers to provide data with regard to portfolio manager and investment analyst compensation in its home market and markets in which it competes to ensure that the base salaries it offers are competitive.

Mackenzie determines the annual cash bonus of each portfolio manager and investment analyst based on performance and the achievement of individual objectives set by the Chief Investment Officer and the individual at the beginning of each year. The manner in which performance bonuses are calculated depends on the responsibilities of the individual. Individuals are assigned to one of three categories: Tier 1 – consisting of Team Leads; Tier 2 – consisting of portfolio managers, who may be lead managers on certain funds, but also participate as members of an investment team under the supervision of the Team Lead; and Tier 3 – consisting of junior portfolio managers and senior investment analysts, each of whom are members of a particular team. Performance-based bonuses can be as high as 150% of a Tier 1 manager’s base salary and are determined through a formula that measures the performance of the fund or funds under management by that individual against relevant funds offered by Mackenzie’s competitors or, in certain cases, against the appropriate market index or benchmark. A Tier 2 portfolio manager’s performance has both an individual and a team component, while a Tier 3 manager / analyst’s performance is measured by the performance of all funds managed by the team. Performance is assessed based on average annual compounded total returns over the previous 1, 3 and 5 years. Performance is measured against the universe of funds in that category on the recommendation of the Chief Investment Officer of Mackenzie as ratified by the Chief Executive Officer of Mackenzie. That portion of the bonus relating to individual objectives may be based on personal achievement, assistance in the achievement of specific team objectives, or achievement of specific departmental objectives.

Mackenzie offers its employees a wide range of benefits, including: a group medical and dental plan; a group disability plan; an optional life insurance plan; an employee share purchase plan (to purchase common shares of IGM Financial Inc. (IGM Shares), Mackenzie’s parent company) pursuant to which an individual may direct that an amount up to 5% of their salary be used, monthly, toward the purchase of IGM Shares and Mackenzie will purchase IGM Shares for the employee having a value of 50% of the amount of the employee’s contribution; for Team Leads and portfolio managers, an employee share option plan with respect to IGM Shares in an amount based on the individual’s base salary; and a defined contribution group retirement plan under which Mackenzie contributes an amount equal to a proportion of the individual’s salary, based on years of service, up to the maximum allowable by law (this amount is in addition to the employee’s salary).

Ownership of Securities

As of December 31, 2009, the dollar range of shares of Ivy Funds VIP Global Natural Resources beneficially owned* by Fred Sturm was: $0.

As of December 31, 2009, the dollar range of shares of funds in the Fund Complex beneficially owned by Fred Sturm was: $0.

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.

Portfolio Managers employed by Wall Street Associates, LLC

The following provides information relating to the portfolio managers of Ivy Funds VIP Micro Cap Growth as of December 31, 2009:

William Jeffery III

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	39
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	5
Assets Managed (in millions)	$262	$0	$1,268
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$416

Kenneth F. McCain

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	39
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	5
Assets Managed (in millions)	$262	$0	$1,268
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$416

Paul J. Ariano

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	39
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	5
Assets Managed (in millions)	$262	$0	$1,268
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$416

Paul K. LeCoq

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	39
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	5
Assets Managed (in millions)	$262	$25	$1,268
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$25	$416

Carl Wiese

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	39
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	5
Assets Managed (in millions)	$262	$0	$1,268
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$416

Conflicts of Interest

WSA discloses in its ADV potential conflicts of interest arising from situations where portfolio managers oversee “long-only” client accounts, such as mutual fund sub-advisory accounts and/or pension funds, as well as pooled investment funds, such as hedge funds. In general, the combination of policies, procedures, and a compensation arrangement whereby portfolio managers are primarily rewarded on the overall success of the firm ensures that no account is favored over another. WSA has adopted the following policies and procedures designed to eliminate and/or mitigate such conflicts of interest situations:

Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions – WSA’s Code of Ethics covers all employees, including portfolio managers, and is based on the principal that we owe a fiduciary duty to the clients of WSA and must avoid activities, interests and relationships that might interfere with making decisions in the best interests of clients. The Code governs personal trading activities by all employees and/or other associated persons and subjects such personal trading activities to internal review and preclearance. Personal securities transactions may be restricted in recognition of impending investment decisions on behalf of clients and other factors. WSA maintains “blackout” periods during which WSA, its employees or other associated persons may not cause the execution of a transaction in a security for their own account or an account in which they have beneficial ownership. Copies of all statements of employee trades (that is, Preclearance Forms, Trade Confirmations, and Account Statements) are sent to WSA’s Chief Compliance Officer for the purposes of oversight and verification.

Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions – WSA’s Hedge Fund Trading Policy governs securities transactions conducted by hedge fund investment personnel and is intended to ensure that transactions are conducted in accordance with the following principles: (a) a duty at all times to place first the interests of the firm’s clients (both “long-only” and hedge funds); (b) the requirement that all hedge fund transactions be conducted in a manner that avoids any actual or potential conflict of interest or any abuse of an individual’s responsibility and position of trust; and, (c) the fundamental standard that WSA personnel not take inappropriate advantage of their positions.

•

Aggregated Trades – Through WSA’s interest in its investment funds (hedge funds) it does invest in securities in which it invests “long-only” client funds in accordance with the following policy: Purchases and sales of securities which are common to client accounts and WSA’s investment funds will be allocated pro-rata according to the relative sizes of accounts and desired position sizes among accounts. Great care is taken to avoid even the appearance of impropriety in all situations when trades for WSA “long-only” clients and investment funds are aggregated. Prior to each aggregated trade, senior portfolio managers, traders, and the Chief Compliance Officer discuss each account’s relative position size resulting from the initiation of an aggregated trade. The goal is that each trade allocation plan involving aggregated trades between WSA “long-only” clients and investment funds be designed to treat each client fairly and equitably, without advantaging any client over another.

•

Prohibitions and Preclearance – Hedge fund transactions may be effected so long as: (a) purchases or sales do not involve securities in which hedge fund investment personnel have any direct or indirect beneficial ownership unless prior written approval of the transaction is obtained by a Senior Member of the Portfolio Management Staff, the Senior Trader and the Chief Compliance Officer; (b) hedge fund investment personnel initiate a request for pre-clearance in writing in advance of the transaction to the Trading Desk, Senior Management, and the Chief Compliance Officer, disclosing the circumstances and considerations of any possible conflicts of interest surrounding each trade; (c) hedge fund investment personnel not acquire any direct or indirect beneficial ownership in any securities in any public offering (IPO or secondary); (d) hedge fund investment personnel may not acquire any beneficial ownership in any securities in any private placement of securities unless the Compliance Officer and Senior Portfolio Management Team have given express prior written approval.

Trading Policy – WSA’s trading practices and procedures prohibit unfair trading practices and seeks to disclose and avoid any conflicts of interests or resolve such conflicts in the client’s favor. WSA views trade allocation planning as a crucial step in our attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. Trade allocation plans, automatically generated by WSA’s computerized trade/portfolio management system allows the trading desk to automatically screen individual account parameters to ensure compliance with client guidelines and objectives, check for any cash restraints, and “Reserve” the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies. The Trade Allocation plan ensures: (a) performance-based accounts within a strategy do not get favored over client accounts in a strategy. Also, the firm’s investment funds (hedge funds) are never favored over any client accounts; (b) no group of accounts is systematically disadvantaged versus any other group; (c) the proper treatment of “hot issues.”

This typically results in a trade that is fairly and equitably allocated among accounts on either a pro-rata or rebalancing (that is, effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a “manual override” of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (for example, constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares “reserved” for the constrained account) by direction of the portfolio manager.

Portfolio Manager Compensation

With regards to compensation, the portfolio managers of the Portfolio all received a base salary. Effective October 1, 2007 all five portfolio managers were equity owners in the firm and will receive quarterly partnership distributions. All other employees (including Trading Staff and Analysts) received a base salary based on their experience level. In addition, employees received two semi-annual bonuses based on the overall profitability of the firm. All non-equity employees also participate in the firm’s profit sharing plan and receive medical and dental benefits.

Ownership of Securities

As of December 31, 2009, the dollar range of shares of the Portfolio beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Micro Cap Growth	Dollar Range of Shares owned in the Fund Complex
William Jeffery III	$0	Less than $ 250,000
Kenneth F. McCain	$0	Less than $ 250,000
Paul J. Ariano	$0	Less than $ 250,000
Paul K. LeCoq	$0	Less than $ 250,000
Carl Wiese	$0	Less than $ 250,000

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each of the Pathfinder Portfolios purchases and sells the shares of the Underlying Funds without commission or other sales charge. To the extent that a Pathfinder Portfolio purchases or sells U.S. government securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements, such transactions may be made directly with the issuers, dealers or banks, as further described below.

One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the Portfolios. With respect to most fixed-income portfolios, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Portfolios may manage other advisory accounts with similar investment objectives. It can be anticipated that the portfolio manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO and/or IICO, an affiliate of WRIMCO, may otherwise combine orders for a Portfolio with those of other Portfolios, funds within Waddell & Reed Advisors Funds and the Ivy Family of Funds and/or other accounts for which WRIMCO and/or IICO has investment discretion, including accounts affiliated with WRIMCO and/or IICO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included portfolios/funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included portfolios/funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective or an international investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included portfolio/fund or advisory account and (b) within a group having a mid cap-related investment objective, shares are allocated based on the portfolio manager’s review of various factors, including but not limited to such factors as the portfolio’s/fund’s or advisory account’s investment strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of each Portfolio, the Investment Manager is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Investment Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by the Investment Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Investment Manager has investment discretion.

Research and brokerage services are, in general, defined by reference to Section 28(e) of the 1934 Act, as including: (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (2) furnishing analyses and reports, or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by the Investment Manager that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Investment Manager. The Investment Manager does not direct Portfolio brokerage to compensate brokers for the sale of Portfolio shares. The Trust has adopted a policy that prohibits the Investment Manager from using Portfolio brokerage commissions to compensate broker-dealers for promotion or sale of Portfolio shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Investment Manager and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Investment Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by the Investment Manager.

Such investment research, which may be supplied by a third party at the request of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. In general, such investment research serves to broaden the scope and supplement the research activities of the Investment Manager, serves to make available additional views for consideration and comparisons, and enables the Investment Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

The Trust may also use its brokerage to pay for pricing or quotation services to value securities. Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond did not exist at December 31, 2009, and, therefore, are not included in the tables below. The following table sets forth the brokerage commissions paid during the past three fiscal years:

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP Asset Strategy	$2,803,743	$3,462,966	$2,028,934
Ivy Funds VIP Balanced	310,264	174,557	176,221
Ivy Funds VIP Bond	—	—	—
Ivy Funds VIP Core Equity	921,404	1,300,641	1,439,481
Ivy Funds VIP Dividend Opportunities	160,939	103,545	47,842
Ivy Funds VIP Energy	8,941	15,723	9,376
Ivy Funds VIP Global Natural Resources	497,810	764,440	413,402

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP Growth	$755,594	$819,991	$1,009,964
Ivy Funds VIP High Income	850	750	9,082
Ivy Funds VIP International Core Equity	1,657,246	295,415	382,395
Ivy Funds VIP International Growth	561,084	818,989	995,554
Ivy Funds VIP Micro Cap Growth	156,451	166,614	223,074
Ivy Funds VIP Mid Cap Growth	82,545	67,512	51,985
Ivy Funds VIP Money Market	—	—	—
Ivy Funds VIP Real Estate Securities	75,345	71,075	59,925
Ivy Funds VIP Science and Technology	454,248	537,162	847,800
Ivy Funds VIP Small Cap Growth	445,599	1,095,222	1,543,942
Ivy Funds VIP Small Cap Value	653,590	690,443	707,975
Ivy Funds VIP Value	568,333	393,255	455,933
Ivy Funds VIP Pathfinder Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderate	—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—	—
Ivy Funds VIP Pathfinder Conservative	—	—	—

Total	$10,113,986	$10,778,300	$10,402,885

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 2009. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

	Amount of Transactions	Brokerage Commissions
Ivy Funds VIP Asset Strategy	$1,335,544,741	$2,249,459
Ivy Funds VIP Balanced	264,095,001	296,223
Ivy Funds VIP Bond	—	—
Ivy Funds VIP Core Equity	749,769,152	845,582
Ivy Funds VIP Dividend Opportunities	134,202,069	146,916
Ivy Funds VIP Energy	7,099,924	8,510
Ivy Funds VIP Global Natural Resources	6,884,490	9,176
Ivy Funds VIP Growth	813,961,411	715,693
Ivy Funds VIP High Income	459,947	150
Ivy Funds VIP International Core Equity	1,071,212,720	1,444,338
Ivy Funds VIP International Growth	320,010,757	529,318
Ivy Funds VIP Micro Cap Growth	121,211	35,240
Ivy Funds VIP Mid Cap Growth	49,921,959	68,943
Ivy Funds VIP Money Market	—	—
Ivy Funds VIP Real Estate Securities	19,130,634	69,143
Ivy Funds VIP Science and Technology	194,036,306	344,274
Ivy Funds VIP Small Cap Growth	189,027,076	283,296
Ivy Funds VIP Small Cap Value	217,416,359	467,999
Ivy Funds VIP Value	302,997,753	416,174
Ivy Funds VIP Pathfinder Aggressive	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—
Ivy Funds VIP Pathfinder Moderate	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—
Ivy Funds VIP Pathfinder Conservative	—	—

Total	$5,675,891,510	$7,930,434

As of December 31, 2009, each of the Portfolios held securities issued by their respective regular broker-dealers, as follows: (all amounts in thousands)

Ivy Funds VIP Balanced owned Bank of America Corporation and JPMorgan Chase & Co. securities in the aggregate amounts of $5,057 and $11,054, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Bond owned Bank of America Corporation and JPMorgan Chase & Co. securities in the aggregate amounts of $2,151 and $6,385, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Core Equity owned Bank of America Corporation, Goldman Sachs Group, Inc. (The) and JPMorgan Chase & Co. securities in the aggregate amounts of $13,699, $5,893 and $13,201, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Dividend Opportunities owned Bank of America Corporation, Barclays PLC, JPMorgan Chase & Co. and UBS AG securities in the aggregate amounts of $3,222, $708, $5,329 and $817 respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Barclays PLC is the parent of Barclays Capital Inc., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. UBS AG is the parent of UBS Securities LLC, a regular broker of the Portfolio.

Ivy Funds VIP Growth owned Goldman Sachs Group, Inc. (The) and JPMorgan Chase & Co. securities in the aggregate amounts of $11,262 and $35,749, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP High Income owned a JPMorgan Chase & Co. security in the aggregate amount of $1,547. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP International Growth owned Barclays PLC and UBS AG securities in the aggregate amounts of $4,215 and $2,260, respectively. Barclays PLC is the parent of Barclays Capital Inc., a regular broker of the Portfolio. UBS AG is the parent of UBS Securities LLC, a regular broker of the Portfolio.

Ivy Funds VIP International Value owned Barclays PLC securities in the aggregate amounts of $9,585. Barclays PLC is the parent of Barclays Capital Inc., a regular broker of the Portfolio.

Ivy Funds VIP Money Market owned Bank of America Corporation, Citigroup Inc. and JPMorgan Chase & Co. securities in the aggregate amounts of $10,975, $4,690 and $2,517, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Value owned Bank of America Corporation and Morgan Stanley securities in the aggregate amounts of $14,420 and $7,329, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC Incorporated, a regular broker of the Portfolio.

PROXY VOTING POLICY

The Trust has delegated all proxy voting responsibilities to WRIMCO. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO’s corresponding positions.

Board of Directors Issues:

WRIMCO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between WRIMCO and the Trust:

WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the established procedures, as described generally below, to ensure that its proxy voting decisions are based on the best interests of the Portfolio and are not the product of a material conflict.

1. Identifying Conflicts of Interest: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Portfolio’s shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

•

Business Relationships – WRIMCO will review any situation for a material conflict where WRIMCO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.

•

Personal Relationships – WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•

Familial Relationships – WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

2. “Material Conflicts”: WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

3. Procedures to Address Material Conflicts: WRIMCO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

•

Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, WRIMCO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

•

Client directed – If the Material Conflict arises from WRIMCO’s management of a third-party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.

•

Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.

•

Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Board on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

Echo Voting:

Each Pathfinder Portfolio is a fund of funds that invests primarily in a combination of the other Portfolios (Underlying Funds). The Board has adopted proxy voting policies to govern the voting of proxies received by each Pathfinder Portfolio with respect to its investments in Underlying Funds. If an Underlying Fund has a shareholder meeting, a Pathfinder Portfolio, if possible, will vote its interests in the Underlying Fund in the same proportion as the votes cast by all of the other shareholders of the Underlying Fund. This is known as “echo voting” and is designed to avoid potential conflicts of interest.

The proxy voting policies of the investment subadvisors are set forth in Appendix B to this SAI.

PROXY VOTING RECORD

The Trust is required to file with the SEC the complete proxy voting record of each Portfolio for the 12-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for each Portfolio were voted during the most recent 12-month period ended June 30, 2009, is available on Waddell & Reed’s website, www.waddell.com, and on the SEC’s website at http://www.sec.gov.

TRUST SHARES

Shares of the Trust are currently divided into the following classes, which are a type of class designated a series as that term is defined in the Trust Instrument: Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative. The Board may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

The shares of a Portfolio represent an interest in the Portfolio’s securities and other assets and in its profits and losses. Each fractional share of a Portfolio has the same rights, in proportion, as a full share of that Portfolio. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and other distributions declared by the Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Trust Instrument and By-laws of the Trust. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Portfolio, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of the Portfolio are entitled, as provided in the Trust Instrument and By-laws of the Trust.

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Portfolio owned by the shareholder.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect a particular Portfolio (such as approval of its Investment Management Agreement or a change in its fundamental investment restrictions) will be voted on separately by the Portfolio.

To the extent required by law, Policyowners are entitled to give voting instructions with respect to Portfolio shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Orders for shares of the Portfolios are executed at the time they are received by Waddell & Reed and at the NAV determined as of the close of trading on the previous business day, provided that the applicable Participating Insurance Company represents it has received such orders prior to the close of the NYSE on the previous business day. The applicable Participating Insurance Company may aggregate separately all purchase and/or redemption orders for shares of the Portfolios that it received prior to the close of trading on the NYSE (4:00 p.m. Eastern time, unless the NYSE closes earlier in which case such earlier time shall apply). The applicable Participating Insurance Company will not aggregate pre-4:00 p.m. Eastern time trades with post-4:00 p.m. Eastern time trades. The Portfolios may refuse to sell shares to any person or may suspend or terminate the offering of its shares if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the directors of the Portfolios, necessary in the best interest of the shareholders of the Portfolios. No sales charge is paid by any Participating Insurance Company for purchase of shares. Except where required or otherwise permitted by applicable law, redemption payment is generally made within seven days after receipt of a proper request to redeem. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (1) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (2) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (3) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Trust; or (4) applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Trust’s Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners.

Except as otherwise noted, and only through the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio, also known as a transfer or an exchange privilege.

Shareholder Communications

Policyowners will receive, from the Participating Insurance Companies, financial statements of the Portfolios as required under the 1940 Act. Each report shows the investments owned by the Portfolios and the market values thereof and provides other information about the Trust and its operations.

Net Asset Value

The NAV of one of the shares of a Portfolio is the value of the Portfolio’s assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the NAV would be $110 ($115 minus $5). If it had 11 shares outstanding, the NAV of one share would be $10 ($110 divided by 11).

In the calculation of the NAV of a Pathfinder Portfolio, the shares of the Underlying Funds held by the Pathfinder Portfolio are valued at their respective NAVs per share.

The NAV and offering price per share of a Portfolio are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern time, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Portfolio is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of a Portfolio (other than Ivy Funds VIP Money Market) will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. Ivy Funds VIP Money Market is designed so that the value of each share of the Portfolio (the NAV per share) will remain fixed at $1.00 per share, except under extraordinary circumstances.

Valuation – Ivy Funds VIP Money Market and Money Market Instruments

Under Rule 2a-7, Ivy Funds VIP Money Market uses the amortized cost method for valuing its portfolio securities provided it meets certain conditions. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Portfolio’s investments are that the Portfolio must: (1) not maintain a dollar-weighted average portfolio maturity in excess of 60 calendar days; (2) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar-denominated and which WRIMCO, pursuant to guidelines established by the Board, determines present minimal credit risks and which are rated in one of the two highest rating categories by the required number of requisite NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Board; (3) limit its investments in the securities of any one issuer (except U.S. government securities) to no more than 5% of its assets; (4) limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 3% of its assets; (5) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the NRSRO(s) or comparable unrated securities to 0.5% of its total assets; and (6) limit its investments to securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSRO(s) (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio’s shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio’s shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio’s shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Board must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio’s NAV calculated by using available market quotations or an appropriate substitute that reflects current market conditions (market valuation) deviates from the per share value based on amortized cost.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market valuation and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, establishing a NAV per share using available market quotations, or suspending redemption of Ivy Funds VIP Money Market’s shares and liquidating the Portfolio.

Valuation – Other Portfolios

The securities in the portfolio of each Portfolio (other than money market instruments and the securities held by Ivy funds VIP Money Market) that are listed or traded on a stock exchange are ordinarily valued at the last sale on that day prior to the close of the regular session of the NYSE as reported by the principal securities exchange on which the security is traded or, if no sale is recorded, the average of the last bid and ask prices. (If a security is traded on one or more exchange(s) and in the OTC market, quotations from the market in which the security is primarily traded will be used.) Stocks that are traded OTC are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ or, lacking an NOCP, at the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Bonds (including foreign bonds), convertible bonds, municipal bonds, government securities, mortgage-backed securities and swap agreements are ordinarily valued at the price provided by an independent pricing service. Short-term debt securities are valued at amortized cost, which approximates market value. Securities or other assets that are not valued by the foregoing methods (or those described below) and for which market quotations are not readily available, and certain foreign securities, foreign derivatives traded on foreign exchanges and foreign OTC options, are valued at their fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board.

Listed options contracts held by a Portfolio are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. If there are no transactions that day for a specific listed option contract, such listed option contract ordinarily will be valued at the price provided by an independent pricing service or, if not available from such pricing service, at the mean between last bid and asked prices. OTC options are valued at the price provided by a broker-dealer. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time.

When a Portfolio writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Portfolio received. If a Portfolio exercises a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Portfolio is exercised, the amount that the Portfolio pays to purchase the related investment is decreased by the amount of the premium it received. If a Portfolio exercises a put it purchased, the amount the Portfolio receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Portfolio expires, it has a gain in the amount of the premium; if a Portfolio enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Futures contracts ordinarily are valued at the settlement price as set by the securities or commodities exchange on which they are traded; however, certain foreign futures contracts and other derivatives held by a Portfolio may be valued based on the indication of fair value provided by the Portfolio’s third-party pricing service, in accordance with guidelines adopted by the Board.

Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the close of the regular session of the NYSE.

Foreign currency exchange rates are ordinarily provided by an independent pricing service. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time the applicable foreign market closes and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Portfolio’s NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board. The foreign currency exchange transactions of a Portfolio conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market circumstances differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board. A Portfolio may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Portfolio that invests a portion of its assets in foreign securities may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation.

The Portfolios have retained a third-party pricing service (the Service) to assist in valuing foreign securities and certain foreign derivatives (collectively, foreign securities) held in the Portfolios’ portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WISC, in accordance with guideless adopted by the Board, believes, at the approved degree of certainty, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolios’ foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation is that a Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE PORTFOLIOS

General

Shares of the Portfolios are offered only to Participating Insurance Companies’ separate accounts that fund Policies (Separate Accounts). See the applicable Disclosure Policy prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Policyowners.

Each Portfolio is treated as a separate corporation for Federal tax purposes. Each Portfolio has qualified since its inception for treatment as a RIC (except for Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond (New Portfolios), which have not completed their first taxable year), and each intends to qualify (in the case of the New Portfolios) or to continue to qualify therefor so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss and, for each Portfolio other than Ivy Funds VIP Money Market and the Pathfinder Portfolios, net gains and losses from foreign currency transactions, all determined without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To qualify or to continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. For each Portfolio, these requirements include the following:

(1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a QPTP (Income Requirement); and

(2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

The gains that a Portfolio derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Portfolio’s investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute qualifying income for purposes of the Income Requirement. However, direct investments by a Portfolio in precious metals or in options or futures contracts on gold made for non-hedging purposes would have adverse tax consequences for the Portfolio and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, options, and futures contracts and from other income that does not qualify under the Income Requirement or (2) held such metals, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each Portfolio that invests in precious metals or in options or futures contracts on them intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

Each Portfolio intends to continue to comply for its current and future taxable years with the diversification requirements imposed on the Separate Accounts by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the RIC Diversification Requirements and the diversification requirements imposed on the Portfolios by the 1940 Act, place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related Separate Account, of each Portfolio — that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the safe harbor described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of a Portfolio’s total assets may be represented by any one investment, no more than 70% thereof by any two investments, no more than 80% thereof by any three investments, and no more than 90% thereof by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all are considered the same issuer. Furthermore, each Separate Account, instead of treating its investment in a Pathfinder Portfolio as a single investment, will treat a proportionate part of the assets of each Pathfinder Portfolio in which it invests, which it will treat as consisting of a proportionate part of the assets of each Underlying Fund in which that Pathfinder Portfolio invests (so long as the Underlying Fund satisfies the section 817(h) diversification requirements), as its own assets for purposes of determining whether that Separate Account satisfies those requirements. In addition, section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the RIC Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

If any Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), and (2) more importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the Policies supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Pathfinder Portfolios. Each Pathfinder Portfolio invests almost exclusively in shares of Underlying Funds and may also invest in U.S. government securities, commercial paper, and other short-term corporate obligations and money market instruments. Accordingly, a Pathfinder Portfolio’s income will consist of dividends and other distributions it receives from the Underlying Funds in which it invests, net gains it realizes from the disposition of those Underlying Funds’ shares and other securities, and interest it earns. If an Underlying Fund qualifies for tax treatment as a RIC as described above (and each Underlying Fund (other than the New Portfolios, which have not completed their first taxable year) has done so for each of its past taxable years, and each Underlying Fund intends to do so or continue to do so for its current and future taxable years): (1) dividends paid to a Pathfinder Portfolio from the Underlying Fund’s investment company taxable income will be taxable to the Pathfinder Portfolio as ordinary income to the extent of the Underlying Fund’s earnings and profits and (2) distributions paid to a Pathfinder Portfolio from the Underlying Fund’s net capital gain will be taxable to the Pathfinder Portfolio as long-term capital gain, regardless of how long the Pathfinder Portfolio has held the Underlying Fund’s shares. If a Pathfinder Portfolio qualifies for treatment as a RIC, these tax consequences will have little impact, because, as noted in the Prospectus, each Pathfinder Portfolio intends to distribute substantially all its net investment income and net capital gains each taxable year and thus will pay no Federal income tax on the dividends, other distributions, and gains it receives and realizes.

Taxation of Particular Investments

Because each Pathfinder Portfolio invests substantially all of its assets in shares of Underlying Funds, the following discussion refers to the Underlying Funds and other Portfolios but also applies to any direct investments that a Pathfinder Portfolio makes.

Income from Foreign Securities

Dividends and interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Portfolio (other than Ivy Funds VIP Money Market) may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Portfolio probably would have to distribute to satisfy the Distribution Requirement — even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Portfolio may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Portfolio included in income for prior taxable years under the election. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes the election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Portfolio’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies (see the discussion above regarding options and futures contracts on gold), will qualify as permissible income under the Income Requirement.

Any income a Portfolio earns from writing options is treated as short-term capital gain. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Portfolio thus sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, foreign currency contracts and non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Portfolios may invest will be “Section 1256” contracts. Section 1256 contracts a Portfolio holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Portfolio may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts are also marked-to-market at the end of October for purposes of satisfying the Distribution Requirement. A Portfolio may need to distribute any mark-to-market gains as of the end of or its taxable year to its shareholders to satisfy the Distribution Requirement even though it may not have closed the transactions and received cash to pay the distributions.

Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts and forward currency contracts in which a Portfolio may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to any transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

If a Portfolio has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Portfolio during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (that is, at no time during that 60-day period is the Portfolio’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Income from Zero Coupon Securities

Certain Portfolios may acquire zero coupon or other securities issued with OID. As a holder of those securities, a Portfolio must include in its gross income the portion of the OID that accrues on them during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Portfolio’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs

Certain Portfolios may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (REMICs) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Internal Revenue Service (Service) issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (that is, governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest Federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Portfolio will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

FINANCIAL STATEMENTS

The Portfolios’ Financial Statements and Financial Highlights, including notes thereto, and the report of the Portfolios’ Independent Registered Public Accounting Firm, for the fiscal year ended December 31, 2009 are incorporated herein by reference. They are contained in the Portfolios’ Annual Report to Shareholders, dated December 31, 2009, which is available upon request.

Portfolio Holdings Disclosure

A complete schedule of each Portfolio’s portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Portfolio’s Form N-Q. This form may be obtained in the following ways:

•	On the SEC’s website at http://www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

•	Without charge, on Waddell & Reed’s website at http://www.waddell.com.

Beginning October 7, 2010, information concerning Ivy Funds VIP Money Market’s portfolio holdings will be posted on Waddell & Reed’s website, www.waddell.com, five business days after the end of each month and remain posted on the website for at least six months thereafter. In addition, beginning December 7, 2010, information concerning Ivy Funds VIP Money Market’s portfolio holdings will be filed on a monthly basis with the SEC on Form N-MFP.

APPENDIX A

The following are descriptions of some of the ratings of securities which WRIMCO may use. WRIMCO may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

DESCRIPTION OF BOND RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A brief description of the applicable S&P rating symbols and their meanings follow:

AAA — Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C — Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC — Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC — The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI — The rating CI is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) — To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF PREFERRED STOCK RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment — capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2. Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA — A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A — An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the ‘A’ category.

BB, B, CCC — Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC — The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C — A preferred stock rated C is a non-paying issue.

D — A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) — To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody’s Investors Service, Inc. Note: Moody’s applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Preferred stock rating symbols and their definitions are as follows:

aaa — An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a — An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa — An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba — An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b — An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa — An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca — An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c — This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

— Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Investors Service, Inc. Moody’s Short-Term Loan Ratings – Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 — This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch Ratings-National Short-term Credit Ratings

F1 — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings’ national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

F2 — Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Indicates actual or imminent payment default.

Notes to Short-term national rating:

+ or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

APPENDIX B

Proxy Voting Policies of Investment Subadvisors

ADVANTUS CAPITAL MANAGEMENT, INC.

Summary of Proxy Voting Policies and Procedures

Advantus Capital has adopted policies and procedures relating to the voting of proxies (the “Proxy Voting Policies”) in connection with voting securities held in client accounts, including accounts subadvised by Advantus Capital that are designed to ensure that proxies are voted in the best interests of clients in accordance with Advantus Capital’s fiduciary duties and legal and regulatory requirements. The Proxy Voting Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus Capital takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Voting Policies is available to all clients of Advantus Capital upon request, subject to the provision that such Proxy Voting Policies are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management’s discretion. It is Advantus Capitals policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus Capital votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders’ investments over the long term.

It is the general policy of Advantus Capital to vote on all matters presented to security holders in any proxy, but Advantus Capital reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus Capital, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus Capital.

Advantus Capital has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies, modifying the Proxy Voting Policies from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients.

The actual mechanical methods employed for voting proxies is dependent upon the type of client. For those clients who have hired Advantus Capital as an adviser, and not as a sub-adviser, and who have also selected Wells Fargo Bank as their custodian, Advantus Capital has delegated to Wells Fargo Bank the authority to vote proxies on behalf of the client. Proxies are directly sent to Wells Fargo Bank. Wells Fargo Bank votes the proxies according to the Wells Fargo Proxy Guidelines. Wells Fargo Bank employs Risk Metrics as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Bank Proxy Guidelines.

For all other clients, including those clients whose accounts are managed by Advantus Capital as a subadvisor, Advantus Capital will vote Proxies according to the Advantus Proxy Guidelines. Advantus Capital will endeavor to cast votes for these client portfolios in a manner consistent with the votes cast by Wells Fargo Bank on behalf of those Advantus Capital clients who rely on Wells Fargo Bank to vote their proxies. Advantus Capital will receive the proxy voting information from the client’s custodian, then vote the proxy and return it to the company as directed on the proxy form and finally return a copy of each such proxy vote to the client for their record keeping purposes.

The Proxy Voting Policies include proxy voting guidelines that describe generally how proxies will be voted with respect to the issues listed therein. However, these guidelines are just that—guidelines; they are not strict rules that must be obeyed in all cases. Advantus Capital’s Proxy Voting Policies allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client’s best interests

Advantus Capital maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

Listed below are examples of several recurring issues and Advantus Capital’s corresponding positions as described in the guidelines.

•

Advantus Capital generally supports proposals requiring that a majority or more of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.

•

Advantus Capital generally supports expanded indemnification of directors and officers when the director’s or officer’s legal defense was successful, the director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and if only the director’s or officer’s legal expenses would be covered.

•

Advantus Capital generally does not support indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

•	Advantus Capital generally supports proposals to ratify the appointment of independent auditors unless there is reason to believe that such ratification is not appropriate.

•	Advantus Capital will generally vote on a case by case basis all contested and uncontested director nominees considering the facts and circumstances of each particular case.

•

Advantus Capital will vote for proposals to restore or provide for cumulative voting unless the company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot and the company has adopted a majority vote standard, with a carve-out for plurality voting in a situation where there are more nominees than seats, and a director resignation policy to address failed elections.

MACKENZIE FINANCIAL CORPORATION

INVESTMENT MANAGEMENT POLICIES

PROXY VOTING POLICY

The Senior Corporate Changes Administrators (the “Administrators”) are responsible for the administration of all proxy voting that occur in Mackenzie managed mutual funds, Mackenzie managed investment funds, and third-party client accounts (collectively the “Accounts”) advised by Mackenzie Financial Corporation and its subsidiaries (“Mackenzie”). The Administrators operate within the Portfolio Operations Department.

Purpose

The purpose of this policy (the “Policy”) is to ensure that Mackenzie Financial Corporation (“Mackenzie”) votes the securities of companies for which it has proxy-voting authority in accordance with its fiduciary duty to act in the best interests of its clients and in a manner most consistent with the long-term economic interest of investors.

Background

Securities legislation requires a registered adviser to establish and enforce written procedures for dealing with clients that conform to prudent business practice and enable the adviser to serve its clients adequately. A registered adviser is required to deal fairly, honestly and in good faith with its clients.

Effective June 1, 2005, National Instrument 81-106 (“NI 81-106”) Part 10 requires Canadian investment funds that are reporting issuers to establish and maintain proxy voting policies and procedures and to maintain a record of proxies received by an investment fund. NI 81-106 also requires that Canadian investment funds publicly disclose their complete proxy voting policies and procedures, a summary of their proxy voting policies and procedures and their proxy voting records.

Scope

This Policy applies to all proxy voting activity by the Accounts advised directly by Mackenzie.

This Policy is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in the Accounts. This Policy is not exhaustive and an internal portfolio manager of the Accounts (“Manager”) may depart from this Policy if he or she believes that it is in the best economic interest of investors of the Accounts to do so.

Policy

1. Voting Authority

(a)	The Manager has the authority to vote proxies under the management agreements for the Accounts. As a result, there may be circumstances where the vote cast for the same security by different Managers may differ.

(b)	Third-party client accounts of Mackenzie may, at their discretion, retain proxy-voting authority relative to the securities held in their portfolio(s).

(c)	The Manager shall not delegate proxy-voting decision-making to third parties.

(d)	Sub-advisors to the Accounts shall have the authority to make all voting decisions concerning the securities held in the Accounts they subadvise on a fully discretionary basis in accordance with the applicable sub-advisory agreement. Sub-advisors should have in place their own proxy voting policies and guidelines as part of their own investment management processes. Mackenzie will obtain and retain copies of such policies. Mackenzie will also obtain, at least annually, a record of the voting activities of sub-advisors with respect to the sub-advised Accounts.

2. Voting Practices

The Manager shall take reasonable steps to vote all proxies received from the Administrators. A Manager may refrain from voting where administrative or other procedures result in the costs of voting outweighing the benefits, including circumstances where:

(a)	Voting securities are part of a securities lending program and the Manager is unable to vote securities that are out on loan.

(b)	A meeting notice is delivered close to the meeting date and the Manager has insufficient time to process the vote.

(c)	The Manager sells shares prior to a company’s meeting date and decides not to vote those shares.

(d)	Voting securities have been blocked from trading in order to be tendered for voting purposes and the Manager believes that preserving the ability to trade the security is in the best interest of investors.

A Manager may abstain or otherwise withhold his or her vote if, in the Manager’s opinion, such abstention or withholding is in the best interests of investors.

The Manager shall not be restricted from trading in a security due to an upcoming shareholder meeting.

3. Fund of Fund Voting – Unitholder Vote

A Manager may vote the securities of an underlying fund owned by an Investment Fund (“Top Fund”) when the underlying fund is not managed by Mackenzie. If an underlying fund is managed by Mackenzie or one of its associates or affiliates, a Manager will not vote the securities of the underlying fund, but will decide if it is in the best interests of the Top Fund investors for them to vote on the matter individually. Generally, for routine matters, the Manager will decide that it is not in the best interests of the Top Fund investors for them to vote individually. However, if the Manager decides that it is in the best interests of the Top Fund investors for them to vote, then Mackenzie (on the Manager’s behalf) will ask each Top Fund investor for instructions on how to vote that investor’s proportionate share of the underlying fund securities owned by the Top Fund and will vote accordingly. The Manager will only vote the proportion of the underlying fund securities for which Mackenzie has received instructions.

4. Disclosing Proxy Voting Information

In accordance with any applicable Code of Business Conduct and Ethics or otherwise, employees of Mackenzie, including Managers, shall not respond to third-party requests for information or otherwise comment on how a Manager has or will vote individual proxies. Any third-party requests for information shall be referred to the Company’s Senior Vice President, General Counsel or his/her designee (“General Counsel”), or Chief Investment Officer (“CIO”).

5. Voting Guidelines

Below is a statement of principles that generally describe how Mackenzie, as investment advisor, may vote on some commonly raised or potentially contentious issues. The following does not represent a complete list of guidelines and the principles that have guided the development of the following guidelines would apply to other circumstances as they arise. The primary principles underlying these guidelines are that a Manager will exercise his or her discretion to vote in a manner that he or she considers to be in the best interests of investors of the Accounts.

A.	BOARDS OF DIRECTORS

Mackenzie generally votes in favour of recommendations that support:

•	A majority of Board members being independent from management.

•	The Chair of the Board being separate from the office of the Chief Executive Officer or board and management duties are otherwise separated.

•	Boards having an audit committee, nominating committee or compensation committee composed of directors who are independent from management.

•	Board members all having the same term of office rather than staggered terms.

Notwithstanding the above, a Manager may decide to support a proposal that does not comply with the above provided that the corporate performance or governance of the issuer over a reasonable period of time is not considered by the Manager to be unsatisfactory.

B.	STOCK OPTION PLANS AND OTHER EXECUTIVE COMPENSATION

Mackenzie believes that company management and the compensation committee of the Board of Directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. All forms of executive compensation are reviewed on a case-by-case basis. The following are general guidelines:

OPTIONS

•	Price – Options with a strike price of less than 100% of the fair market value of the underlying common shares at the time of the grant will generally not be supported.

•	Repricing – The repricing of options will generally not be supported.

•

Dilution – Total option plan potential dilution should generally be no more than 10% of the issued and outstanding shares. Total options include shares reserved for previously granted but unexercised options and shares currently available for new option grants.

•	Board Discretion – Plans that give the board broad discretion in setting the terms of the grant of options will generally not be supported. A shareholder-approved formula for options is preferable.

•

Director Eligibility – Options for non-employee directors are acceptable under clearly defined and reasonable terms that permit option compensation commensurate with the duties and liabilities undertaken by the directors. The plan should generally have a specific and objective formula for the award of director options.

•	Concentration – Plans that authorize allocation of 20% or more of the available options to any individual in any single year will generally not be supported.

•

Vesting Schedule – Preferably, options will be tied to the achievement of annual corporate objectives. Options should generally not vest immediately when granted, but over a given number of years (5 to 10 years is a preferred duration).

GOLDEN PARACHUTES – All severance compensation agreements will be reviewed on a case-by-case basis. Golden parachutes deemed excessive will generally not be supported.

DIRECTOR COMPENSATION – Compensation packages should encourage all directors to become shareholders, so as to align their interests with those of the shareholders. Plans that call for a certain percentage of director’s compensation to be in the form of common shares will be generally supported.

C.	SHAREHOLDER RIGHTS PLANS

Mackenzie believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental affect on the value of the company. Mackenzie will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, Mackenzie will support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by companies. Mackenzie will generally support shareholder rights plans with the following features:

•

The plan is designed to provide the company’s Board of Directors with sufficient time to undertake a fair and complete shareholder value maximization process and does not merely seek to entrench management or deter a public bidding process for the company’s shares.

•	The plan allows for partial bids. Partial bids to all shareholders with identical consideration are preferred.

•	If implemented without prior shareholder approval, the plan expires no later than six months from its introduction, unless earlier confirmed by shareholders.

•	The plan will require prior shareholder approval of substantive amendments.

•	The plan provides that the minimum bid period is not longer than 60 days.

•	The plan requires regular shareholder ratification ideally every three, but not less than every six years.

•	The plan places a modest limit on the granting of any “break fees”.

•	The plan has a trigger threshold of at least 10%.

D.	SHAREHOLDER PROPOSALS

Shareholder proposals may take a number of forms. Mackenzie will evaluate shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that seek to limit the rights of shareholders or that place arbitrary or artificial constraints on the company, its board of directors or management will not be supported.

E.	SOCIAL/POLITICAL ISSUES

Mackenzie, in its role as fiduciary, puts the economic interests of investors ahead of any non-financial matters. Proposals relating to social, political and environmental issues will be considered on a case-by-case basis to determine whether they will have a financial impact on shareholder value. Mackenzie will generally not support proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. Mackenzie will generally vote for proposals that encourage responsible policies and practices, such as disclosure of risks arising from, and assessments of the impact of, social, environmental and ethical issues and fair human rights and labour practices. However, Mackenzie gives the Manager discretion with regard to social, environmental and ethical issues.

F.	CREDITOR VOTING

A Mackenzie will, from time to time, be required to participate in voting situations where it is voting as a creditor. The overriding consideration in these situations will be to maximize the recoverability of the claim.

6. Proxy Voting Conflicts of Interest

Circumstances may occur where an Investment Fund may have a potential conflict of interest relative to its proxy voting activities. Potential conflicts of interest could include business relationships with an issuer or a proponent of a proxy proposal, or a Manager’s personal or familial relationships with proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Proxy Voting Conflict of Interest Procedures

The Manager and all other parties involved in the administration of the Investment Fund are required to bring all potential proxy voting conflicts of interest to the attention of the Company’s CIO and either the General Counsel, or the Chief Compliance Officer (“CCO”). Should the CIO and either the General Counsel or CCO conclude that a proxy voting conflict exists, the CCO shall be responsible for documenting the nature of the proxy voting conflict, the individual subject to the proxy voting conflict and the name of the issuer company. The CCO shall inform the proxy Administrators that a proxy voting conflict exists and provide the Administrators with the name of the issuer company.

The Administrators shall maintain a proxy voting watch list (“Watch List”) that records the names of issuer companies that may be in a proxy voting conflict. The Administrators shall immediately notify the CIO and either the General Counsel or CCO of any meeting circulars and proxies received from an issuer on the Watch List. The CIO and either the General Counsel or CCO shall discuss the voting matter(s) with the Manager and ensure that the proxy voting decision is based on the Company’s proxy voting policies and is in the best interests of the Accounts.

All voting decisions made under this section shall be documented by and filed with the Administrators. On an annual basis, the CCO shall advise the Independent Review Committee of any reported proxy voting conflicts of interest, identify the applicable portfolio manager and the nature of the proxy voting conflict, and provide the details of any votes cast where such proxy voting conflict exists.

Compliance Reporting

Compliance exceptions to this Policy shall be reported to Mackenzie’s Management Fund Oversight Committee and Mackenzie’s Fund Oversight Committee. Compliance exceptions involving a conflict of interest shall be reported to Mackenzie’s Independent Review Committee.

Policy Review

The Compliance Department shall coordinate a review of this policy each calendar year, and the policy shall be submitted to Mackenzie’s Fund Oversight Committee for approval. Upon approval of this Policy, the Fund Oversight Committee shall submit the Policy to the Independent Review Committee for re-affirmation as a standing instruction.

WALL STREET ASSOCIATES, LLC

Proxy Voting Policy

Wall Street Associates, LLC (“WSA”) recognizes that it is a fiduciary that owes its clients the duty of care and loyalty with respect to all services it provides to clients, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies. The duty of loyalty requires an adviser to cast proxy votes in a manner consistent with the best interest of its clients, at no time subrogating client interests to its own. At the request of plan sponsors, WSA shall vote stock held by such plans according to the following policy:

1.	WSA votes proxies with respect to economic issues. Under the Employee Retirement Security Act of 1974, a Trustee has a fiduciary responsibility to vote Plan Stock on issues presented to stockholders whenever it is perceived the outcome of the vote may have an impact on the economic value of the stock (economic issues). Accordingly, WSA shall vote all proxies received from the Trustee with respect to shares on economic issues. Examples of matters which may be economic issues are listed below:

a.	Directors’ liability

b.	Classification of the Board of Directors

c.	Cumulative voting

d.	Stock repurchases by the issuer

e.	Poison-pill plans

f.	Fair-price amendments

g.	Authorization of a new class of stock

h.	Increase in authorized shares of an existing class of stock

i.	Pre-emptive rights

j.	Democratization of stockholder voting procedures (for example, secret voting and stock holder access to proxy statements)

k.	Political measures (for example, divestiture of investments in certain countries or other companies)

l.	Sales of corporate assets, mergers or other forms of corporate sales or takeovers

m.	Super-majority requirements

n.	Proxy fights re-election of directors

o.	Anti-greenmail proposals

WSA shall examine all proxy statements received in order to identify any of the above issues or other issues.

2.	WSA follows Proxy Voting Procedures. The proxy voting procedures below explain the role of WSA’s Proxy Voting Committee, Proxy Voting Chairman, Proxy Coordinator, Proxy Voting Service, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis.

a.	Proxy Voting Committee and Chairman. WSA’s Proxy Voting Committee, which is made up of members of the investment team and led by the Proxy Voting Chairman, oversees the proxy voting process. The Committee monitors corporate actions, and reviews and recommends guidelines governing proxy votes, including how votes are cast on specific proposals and which matters are to be considered on a case-by-case basis. The Chairman is responsible for the oversight and execution of WSA’s Proxy Voting Procedures.

b.	Proxy Coordinator. The Proxy Coordinator, appointed by the Proxy Voting Committee, assists in the coordination and voting of proxies. The Proxy Coordinator deals directly with the Proxy Voting Service and, on a case-by-case basis, will solicit voting recommendations and instructions from the Proxy Voting Committee should proxy questions be referred by the Proxy Voting Service. The Proxy Coordinator is responsible for ensuring that such questions and referrals are responded to in a timely fashion for transmitting appropriate voting instructions to the proxy voting service.

c.	Proxy Voting Service. WSA has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with custodians to ensure that all proxy material received by the custodians relating to portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all the proxies in accordance with WSA’s Proxy Voting Guidelines. The proxy voting service will refer proxy questions to the Proxy Coordinator for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service also assists in disclosing to Clients how proxy votes were cast. Clients may request and obtain a record of proxy votes cast on their behalf. Proxy Voting reports, when requested, are generally delivered in conjunction with client quarterly reports.

d.	Proxy Votes are made on a Case-by-Case Basis. In voting shares on economic issues, WSA shall make voting decisions on a case-by-case basis. Shares shall not be automatically voted either for or against management on a particular economic issue but shall be voted based on an analysis of the impact of the vote on the economic value of the shares and solely in the interest of the plan’s participants and beneficiaries. WSA shall not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, even if it is believed such objective to be socially desirable.

Conflicts of Interest. WSA has developed procedures designed to ensure it carries out its duty of care in voting proxies in the Client’s best interest. To ensure proxy votes are not the product of a conflict of interest, votes will generally be made in accordance with WSA’s Proxy Voting Guidelines on a case-by-case basis. Although the Proxy Voting Service (ISS) provides proxy vote recommendations, WSA generally does not base its votes on the recommendations of ISS. WSA primarily utilizes ISS’s administrative assistance services in the proxy voting process.

How Conflicts of Interest May Arise

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, from:

•	business or personal relationships between WSA employees or the Proxy Voting Service (ISS) and the company soliciting the proxy;

•	business or personal relationships between WSA employees or the Proxy Voting Service (ISS) and a third party that has a material interest in the outcome of a proxy vote; and,

•	a third party actively lobbying WSA employees or the Proxy Voting Service (ISS) for a particular outcome of a proxy vote.

Preventing and Correcting Conflicts of Interest

Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular proxy vote or referral item shall disclose that conflict to the Proxy Voting Chairman and the Compliance Officer and otherwise remove him or herself from the proxy voting process. In such cases, the Proxy Voting Chairman and Compliance Officer will review each item to determine if a conflict of interest exists and whether such conflict is “material.” In this context, “material” conflicts may be instances where:

(1)	there may be an interest in maintaining or developing business with a particular issuer whose management is soliciting proxies;

(2)	there may be a business relationship with a proponent of a proxy proposal;

(3)	there exists personal and business relationships with participants in a proxy contest, corporate directors or director candidates; and

(4)	there may be a personal interest in the outcome of a proxy contest (e.g., relative serves as director).

If a conflict is potentially material, the Proxy Voting Chairman and Compliance Officer will engage in an intensive internal and/or external (if necessary) fact gathering exercise. After assessing the circumstances surrounding an identified and potentially material conflict, the Proxy Voting Chairman and Compliance Officer may take one or more of the following actions:

•	follow the prescribed Proxy Voting Policy and Guidelines;

•	split the votes;

•	delegate the decision to a third party;

•	have the Client vote its own proxy, in cases where the Client has entered into an agreement to do so in the event of an actual material conflict.

The Proxy Voting Chairman and Compliance Officer will document and provide to the Proxy Coordinator their findings for each proxy vote or referral item that (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WSA (other than routine communications from proxy solicitors) with respect to the proxy vote or referral item not otherwise reported in an investment professional’s recommendation. Written confirmation will be made that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Considerations Regarding Potential Conflicts of Interest of the Proxy Voting Service

WSA has engaged the services of a Proxy Voting Service (ISS) to assist in the voting of proxies.

ISS, owned by RiskMetrics Group, discloses certain potential conflicts of interest that may exist between:

(1)	ISS’ Proxy Advisory Service Division, which provides proxy analyses and vote recommendations to institutional investors; and,

(2)	The business of ISS Corporate Services, Inc. (“ICS), which provides products and services to issuers consisting primarily of advisory and analytical services, self-assessment tools and publications.

ISS’s Proxy Advisory Services Division offers a variety of services to institutional investors ranging from in-depth analysis and vote recommendations for each proxy vote to outsourcing of the administrative portions of the proxy process. WSA utilizes ISS’s turnkey service that allows WSA to control the voting policy and actual voting decisions, while outsourcing the administrative portions of the proxy process. ISS receives proxy ballots, executes votes, maintains records and provides reporting for WSA. While WSA can view ISS standard voting recommendations via ISS’s website, proxy vote decisions are not made as a result of ISS’s recommendations, but are instead made in accordance with WSA’s Proxy Voting Guidelines and on a case-by-case basis.

Although WSA does not base its proxy vote decisions on the recommendations of ISS, such recommendations are still offered to WSA. WSA realizes that because of the nature ISS’s business, there is the potential that conflicts of interest pertaining to proxy vote recommendations may exist. To neutralize potential conflicts, ISS adopted a number of policies and practices to guard against possible conflicts of interest:

•	Regulatory Oversight — ISS is a registered investment advisor and is subject to the regulatory oversight of the SEC under the Investment Advisers act of 1940.

•

ISS Ownership — ISS is a wholly-owned subsidiary of RiskMetrics Group, Inc., a public company. RiskMetrics Group, Inc. is traded on the NYSE under the ticker “RMG.” Three of RiskMetrics Group’s largest stockholders are General Atlantic, Spectrum Equity Investors and Technology Crossover Ventures.

•

Board Policy — The RiskMetrics Group Board of Directors has formally resolved that the development and application of ISS’ proxy voting policies, including without limitation the establishment of voting standards and policies, the formulation, development and preparation of proxy analyses and research reports and the formulation, development and preparation of vote recommendations, is and shall remain solely the responsibility of ISS’ management and employees. In addition, RiskMetrics Group Board of Directors has resolved that it shall not be informed of the contents of any ISS proxy analyses, research reports or vote recommendations prior to their publication or dissemination.

•

Transparency of Voting Policies — ISS makes its proxy voting policies readily available to issuers, investors and others on its public website (www.riskmetrics.com). The full ISS Proxy Voting Manual, which describes all of ISS’s policies and the analytical framework for making vote decisions on every major issue, is available to subscribing clients.

•	Full Disclosure — ISS offers institutional clients the ability to get information regarding its dealings with corporate issuers.

•

Separate Staffs/Physical Separation — ISS maintains separate staffs for ICS, proxy analysis and governance research operations. The ISS Domestic and Global Research departments prepare proxy analyses and vote recommendations. ICS provides advisory and analytical services to issuers and supports self-assessment tools for issuers. These two groups are staffed and managed on a day-to-day basis by different groups of individuals. To avoid accidental discovery of a corporate client, ICS operates in segregated office suites and uses segregated equipment and information databases.

•

No Guarantees — Issuers purchasing ICS products or services sign an agreement that acknowledges that utilization of such services in no way guarantees preferential treatment or support of any particular agenda item from ISS’ proxy advisory service.

•

Blackout Period — ICS staff will only work with issuers or their representatives when no “live” voting issue is pending. Inquiries from issuers or their advisers that are received while ISS is actively preparing a proxy analysis are routed to the Domestic and Global Research departments. This “blackout period” runs from immediately after definitive proxy materials are filed with the SEC through the date of the issuer’s shareholders’ meeting.

•	Trading — ISS has a longstanding internal trading policy that requires pre-clearance of all trading activities by ISS employees and “covered family members.”

•

RiskMetric Group’s Code of Ethics — RiskMetrics Group has adopted a Regulatory Code of Ethics that applies to all of its employees and its direct or indirect wholly-owned subsidiaries. Its Code of Ethics is set forth to (1) satisfy the requirements of Rule 204A-1 of the Investment Advisers Act of 1940; and (2) to provide all employees with detailed policies and procedures on business conduct.

3.	WSA makes independent voting decisions. In voting shares on economic issues, voting decisions are made independently of directions given or threats of loss of business expressed or implied by an opponent or proponent of an economic issue, including the issuer of shares, plan sponsors, any other fiduciaries of the plan, or their respective agents. WSA may allow such persons to express opinions with regard to economic issues but shall not reach a voting decision as a result of any improper pressure or directions.

WSA shall monitor information on the economic effect of proposals which are frequently submitted to stockholder votes so as: to have the necessary background to evaluate in a timely fashion the economic merits of particular proposals, to vote consistently on recurring proposals, absent unique economic effects and to be able to record clearly the reasons for taking the action chosen. Although WSA will ordinarily vote consistently on recurring proposals, the case-by-case analysis required by this policy may require a vote which is inconsistent with prior votes on similar proposals.

4.	Recordkeeping Requirements. WSA relies on the EDGAR system to maintain proxy statements regarding client securities, and utilizes an independent third party to record proxy votes cast and to provide copies of such documents promptly on request. Also, the following records shall be maintained for a minimum of five years, the first two years in the office of WSA:

a.	WSA’s updated Proxy Voting Policy;

b.	Records of client requests for proxy voting information;

c.	Copies of written responses to oral or written client requests for proxy voting information; and,

d.	Documents prepared by WSA material to the voting decision.

5.	ERISA Considerations. WSA shall not undertake on behalf of ERISA plans initiatives to place proposals before an issuer’s stockholders unless such initiatives are judged to be in the interest of the plan participants and beneficiaries, to be cost beneficial, and to be otherwise consistent with ERISA.

6.	Tender Offers. The policies set forth above shall be applied when WSA is called upon to decide whether to tender issues in a tender offer, including an issuer tender offer.

VIPSAI

REGISTRATION STATEMENT

PART C:    OTHER INFORMATION

23:    Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Trust Instrument for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

(c)	Instruments Defining the Rights of Security Holders:

Articles IV, V, VI, and IX of the Trust Instrument and Articles II and VII of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(2)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Subadvised Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(3)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(4)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(5)	Investment Subadvisory Agreement between Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(6)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, LLC, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(7)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(8)	Amendment to Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective May 20, 2009, filed with Post-Effective Amendment No. 50, and incorporated herein by reference.

	(d)(9)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(d)(10)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended August 11, 2010, filed with this Post-Effective Amendment No. 53.

(e)	Underwriting Contracts:

Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Amendment 1, effective November 5, 2003, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated December 11, 2007, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, effective February 14, 2008, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

Amendment 1, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

Amendment 1, dated June 4, 2004, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 4, dated March 1, 2008, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend4 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Northstar Life Insurance Company, dated April 30, 2004, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtnstrpart to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

(e)(1)	Participation Agreement with The Union Central Life Insurance Company, dated November 3, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(2)	Participation Agreement with The Ohio National Life Insurance Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(3)	Participation Agreement with National Security Life and Annuity Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(4)	Trademark License Agreement by and among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(5)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(6)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

(e)(7)	Form of Participation Agreement, filed with Post-Effective Amendment No. 52 and incorporated herein by reference.

(e)(8)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended August 11, 2010, filed with this Post-Effective Amendment No. 53.

(f)	Bonus or Profit Sharing Contracts: Not applicable

(g)	Custodian Agreements:

Custodian Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on September 5, 2003 as EX-99.B(g)tgtca to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended to include Global Natural Resources Portfolio and Mid Cap Growth Portfolio, filed by EDGAR on March 2, 2005 as EX-99.B(g)tgtcaexb to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtcaexb2 to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 28, 2007 to include Pathfinder Aggressive Portfolio, Pathfinder Moderately Aggressive Portfolio, Pathfinder Moderate Portfolio, Pathfinder Moderately Conservative Portfolio and Pathfinder Conservative Portfolio, filed by EDGAR on December 28, 2007 as EX-99.B(g)tgtcaexb3 to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

The Custodian Agreements and revised Appendix A for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Custodian Agreement that is incorporated by reference.

	(g)(1)	Assignment of the Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(g)(3)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(g)(5)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended August 11, 2010, filed with this Post-Effective Amendment No. 53.

Rule 17f-5 Delegation Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on March 2, 2005 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

The Rule 17f-5 Delegation Agreements for each for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Rule 17f-5 Delegation Agreement that is incorporated by Reference.

	(g)(2)	Assignment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(g)(4)	Schedule A to the Assignment and Amendment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(h)(2)	Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(h)(3)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended May 31, 2009, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(h)(4)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(h)(5)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(h)(6)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as effective May 31, 2010, filed with this Post-Effective Amendment No. 53.

	(h)(7)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with this Post-Effective Amendment No. 53.

	(h)(8)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with this Post-Effective Amendment No. 53.

	(h)(9)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Funds Variable Insurance Portfolios, on behalf of its series Ivy Funds VIP Limited-Term Bond, dated August 11, 2010, filed with this Post-Effective Amendment No. 53.

(i)	Opinion and Consent of Counsel filed with this Post-Effective Amendment No. 53.

(j)	Consent of Independent Registered Public Accounting Firm filed with this Post-Effective Amendment No. 53.

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements:

Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

(m)	Rule 12b-1 Plans

	(m)(1)	Service Plan for Ivy Funds Variable Insurance Portfolios, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(n)	Rule 18f-3 Plans: Not applicable

(p)	Codes of Ethics

Code of Ethics, as amended August 2007, filed by EDGAR on December 28, 2007 as EX-99.B(p)code to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on November 19, 2003 as EX-99.B(p)code-so to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(p)(1)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(2)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(3)	Code of Ethics for Franklin Templeton Investments, dated May 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(5)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 51 and incorporated herein by reference.

	(p)(6)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 52 and incorporated herein by reference.

24.	Persons Controlled by or under common control with Registrant

None

25.	Indemnification

Reference is made to Article IX of the Trust Instrument of Registrant filed by EDGAR on February 27, 2009, as Exhibit (a)(1) to Post-Effective Amendment No. 10 and to Section 14 of the Form of Participation Agreement filed by EDGAR on June 9, 2010, as Exhibit (e)(7) to Post-Effective Amendment No. 52, each of which provide indemnification.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.	Business and Other Connections of Investment Manager

Waddell & Reed Investment Management Company (WRIMCO) is the investment manager of the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of WRIMCO or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of such officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of WRIMCO, reference is made to the Prospectus and SAI of this Registrant.

27.	Principal Underwriter and Distributor

(a)	Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant’s shares. It is the principal underwriter to the following investment companies:

Waddell & Reed Advisors Funds

Waddell & Reed InvestEd Portfolios

(b)	The information contained in the underwriter’s application on Form BD, as filed on August 4, 2010, SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Kristen A. Richards and Mr. Joseph W. Kauten, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.	Management Services

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items 22(h) and 22(m) hereof.

30.	Undertakings

Not applicable

*	Incorporated herein by reference

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (hereinafter called the Trust), and certain directors and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    February 23, 2010

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ David P. Gardner	Chairman and Trustee
David P. Gardner

/s/ Michael L. Avery	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James M. Concannon	Trustee
James M. Concannon

/s/ John A. Dillingham	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler	Trustee
Robert L. Hechler

/s/ Albert W. Herman	Trustee
Albert W. Herman

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson	Trustee
Glendon E. Johnson

/s/ Frank J. Ross, Jr.	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 23rd day of August, 2010.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

A Delaware Statutory Trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the 23rd day of August, 2010.

Signatures	Title

/s/Henry J. Herrmann Henry J. Herrmann	President and Trustee

/s/Joseph W. Kauten Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

/s/Michael L. Avery* Michael L. Avery	Trustee

/s/Jarold W. Boettcher* Jarold W. Boettcher	Trustee

/s/James M. Concannon* James M. Concannon	Trustee

/s/John A. Dillingham* John A. Dillingham	Trustee

/s/David P. Gardner* David P. Gardner	Trustee

/s/Joseph Harroz, Jr.* Joseph Harroz, Jr.	Trustee

/s/Robert L. Hechler* Robert L. Hechler	Trustee

/s/Albert W. Herman* Albert W. Herman	Trustee

/s/Glendon E. Johnson* Glendon E. Johnson	Trustee

/s/Frank J. Ross, Jr.* Frank J. Ross, Jr.	Trustee

/s/Eleanor B. Schwartz* Eleanor B. Schwartz	Trustee

*By:	/s/Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington
Secretary